UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

1(a):

Semiannual Report
March 31, 2022
MFS®  International New Discovery Fund
MIO-SEM

MFS® International New Discovery Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and tighter financial conditions have led to increased volatility.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia's invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
May 13, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
OBIC Co. Ltd.	1.7%
NS Solutions Corp.	1.5%
Cellnex Telecom S.A.	1.3%
Symrise AG	1.2%
Daiseki Co. Ltd.	1.1%
LEG Immobilien AG	1.0%
Croda International PLC	1.0%
T. Hasegawa Co. Ltd.	0.9%
Breedon Group PLC	0.9%
CTS Eventim AG	0.9%
GICS equity sectors (g)
Industrials	19.9%
Information Technology	14.5%
Materials	12.8%
Consumer Discretionary	10.6%
Consumer Staples	8.3%
Financials	8.3%
Health Care	7.5%
Communication Services	6.4%
Real Estate	4.3%
Utilities	2.0%
Energy	1.6%
Issuer country weightings (x)
Japan	30.2%
United Kingdom	13.3%
Germany	5.8%
Australia	4.9%
United States	3.8%
Switzerland	3.3%
France	3.0%
Brazil	3.0%
Taiwan	3.0%
Other Countries	29.7%
Currency exposure weightings (y)
Japanese Yen	30.2%
Euro	17.2%
British Pound Sterling	13.7%
Australian Dollar	4.9%
United States Dollar	4.9%
Hong Kong Dollar	3.8%
Swiss Franc	3.3%
Brazilian Real	3.0%
Taiwan Dollar	3.0%
Other Currencies	16.0%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2021 through March 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2021 through March 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	1.27%	$1,000.00	$890.19	$5.98
	Hypothetical (h)	1.27%	$1,000.00	$1,018.60	$6.39
B	Actual	2.02%	$1,000.00	$886.80	$9.50
	Hypothetical (h)	2.02%	$1,000.00	$1,014.86	$10.15
C	Actual	2.02%	$1,000.00	$886.56	$9.50
	Hypothetical (h)	2.02%	$1,000.00	$1,014.86	$10.15
I	Actual	1.02%	$1,000.00	$891.19	$4.81
	Hypothetical (h)	1.02%	$1,000.00	$1,019.85	$5.14
R1	Actual	2.02%	$1,000.00	$886.63	$9.50
	Hypothetical (h)	2.02%	$1,000.00	$1,014.86	$10.15
R2	Actual	1.52%	$1,000.00	$888.98	$7.16
	Hypothetical (h)	1.52%	$1,000.00	$1,017.35	$7.64
R3	Actual	1.27%	$1,000.00	$890.07	$5.98
	Hypothetical (h)	1.27%	$1,000.00	$1,018.60	$6.39
R4	Actual	1.02%	$1,000.00	$891.14	$4.81
	Hypothetical (h)	1.02%	$1,000.00	$1,019.85	$5.14
R6	Actual	0.89%	$1,000.00	$891.79	$4.20
	Hypothetical (h)	0.89%	$1,000.00	$1,020.49	$4.48
529A	Actual	1.29%	$1,000.00	$890.09	$6.08
	Hypothetical (h)	1.29%	$1,000.00	$1,018.50	$6.49
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.
5

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.0%
Aerospace & Defense – 1.1%
LISI Group	608,820	$ 14,505,810
MTU Aero Engines Holding AG	38,986	9,058,264
Saab AB, “B”	460,770	16,650,542
Singapore Technologies Engineering Ltd.	12,378,800	37,523,332
		$ 77,737,948
Airlines – 0.7%
Auckland International Airport Ltd. (a)	2,773,766	$ 15,052,067
Enav S.p.A. (a)	4,662,291	21,561,224
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	569,903	9,243,661
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	28,809	6,384,074
		$ 52,241,026
Alcoholic Beverages – 0.4%
Carlsberg Group	132,479	$ 16,174,937
China Resources Beer Holdings Co. Ltd.	1,518,000	9,263,534
		$ 25,438,471
Apparel Manufacturers – 0.5%
Burberry Group PLC	574,654	$ 12,548,799
Coats Group PLC	5,250,030	5,267,460
Pacific Textiles Holdings Ltd.	38,809,000	17,960,036
		$ 35,776,295
Automotive – 2.6%
Cie Plastic Omnium S.A.	319,197	$ 5,780,985
Daikyonishikawa Corp.	332,421	1,464,732
Hero MotoCorp Ltd.	591,167	17,789,315
Koito Manufacturing Co. Ltd.	645,800	26,144,707
Mahindra & Mahindra Ltd.	2,443,663	25,850,960
NGK Spark Plug Co. Ltd	837,800	13,482,700
PT United Tractors Tbk	21,991,700	39,121,875
Stanley Electric Co. Ltd.	871,131	16,451,152
TS Tech Co. Ltd.	997,300	11,171,307
USS Co. Ltd.	1,960,700	32,978,683
		$ 190,236,416
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Biotechnology – 0.6%
Abcam PLC (a)	495,341	$ 8,949,085
Virbac S.A.	88,791	35,430,026
		$ 44,379,111
Broadcasting – 0.4%
4imprint Group PLC	170,992	$ 6,277,688
iClick Interactive Asia Group Ltd. (a)	631,559	745,240
Nippon Television Holdings, Inc.	767,100	7,983,813
TBS Holdings, Inc.	891,400	12,983,101
		$ 27,989,842
Brokerage & Asset Managers – 3.2%
ASX Ltd.	329,604	$ 20,006,906
Bolsa Mexicana de Valores S.A. de C.V.	5,389,000	11,395,744
Euronext N.V.	228,582	20,756,185
Hargreaves Lansdown PLC	770,285	10,148,638
IPH Ltd.	6,793,970	40,120,319
JAFCO Group Co. Ltd.	197,100	3,007,897
Japan Exchange Group, Inc.	145,300	2,707,335
Moscow Exchange MICEX-RTS PJSC (u)	7,428,305	2,274,205
Omni Bridgeway Ltd. (a)	5,790,314	16,261,088
Partners Group Holding AG	3,296	4,094,842
Pinnacle Investment Management Group Ltd. (l)	1,139,173	8,855,107
Rathbones Group PLC	1,046,540	27,116,205
Schroders PLC	815,686	34,373,843
TMX Group Ltd.	335,642	34,521,336
		$ 235,639,650
Business Services – 6.7%
AEON Delight Co. Ltd.	295,700	$ 7,348,697
Amadeus Fire AG	143,485	22,910,832
Bunzl PLC	774,450	30,110,828
Central Automotive Products Ltd.	47,300	969,318
Compass Group PLC	1,325,120	28,557,753
Comture Corp.	667,200	16,833,600
DKSH Holding Ltd.	45,850	3,848,983
Doshisha Co. Ltd.	141,800	1,734,631
Electrocomponents PLC	4,251,051	60,110,592
Eurofins Scientific SE	33,073	3,278,620
Fuji Soft, Inc.	339,500	17,065,886
Fullcast Holdings Co., Ltd.	747,500	15,931,797
Gruppo Mutuionline S.p.A.	143,416	5,125,116
Imdex Ltd.	1,904,540	3,843,244
Intertek Group PLC	495,834	33,860,699
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Iwatani Corp.	493,800	$ 20,856,818
Johnson Service Group PLC (a)	2,118,752	3,258,992
Karnov Group AB	1,201,680	7,621,028
Kingsoft Cloud Holdings, ADR (a)	308,823	1,874,556
Nomura Research Institute Ltd.	741,100	24,237,858
NS Solutions Corp.	3,613,300	108,493,626
Pasona Group, Inc.	612,500	12,269,837
SAN-AI OIL Co. Ltd.	3,112,500	24,007,208
SCSK Corp.	848,700	14,543,886
Sohgo Security Services Co. Ltd.	569,000	18,581,276
Thoughtworks Holding, Inc. (a)	105,309	2,191,480
		$ 489,467,161
Chemicals – 0.9%
IMCD Group N.V.	231,743	$ 39,402,726
KH Neochem Co. Ltd.	409,600	9,175,589
Orica Ltd.	1,258,415	14,902,860
		$ 63,481,175
Computer Software – 3.3%
ARGO GRAPHICS, Inc.	688,500	$ 17,193,535
Douzone Bizon Co. Ltd.	349,322	13,317,669
OBIC Business Consultants Co. Ltd.	91,900	3,194,759
OBIC Co. Ltd.	817,200	122,447,935
Oracle Corp. Japan	255,700	17,757,251
PCA Corp. (h)	1,398,900	17,546,457
Sage Group PLC	679,854	6,234,488
Totvs S.A.	1,920,700	14,676,398
Wisetech Global Ltd.	734,051	27,654,085
		$ 240,022,577
Computer Software - Systems – 2.7%
Alten S.A.	139,757	$ 21,086,837
Amadeus IT Group S.A. (a)	732,307	47,699,563
Cancom SE	431,801	26,921,143
DTS Corp.	527,300	11,516,544
Elecom Co. Ltd.	850,200	10,217,834
EMIS Group PLC	489,193	8,548,608
Poletowin Pitcrew Holdings, Inc.	1,706,900	15,754,504
SimCorp A/S	68,114	4,961,047
Temenos AG	86,543	8,292,257
Toshiba Tec Corp.	209,700	8,420,680
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Venture Corp. Ltd.	2,727,700	$ 35,187,501
		$ 198,606,518
Conglomerates – 0.7%
Ansell Ltd.	1,061,273	$ 20,381,066
DCC PLC	419,603	32,521,296
		$ 52,902,362
Construction – 3.8%
Bellway PLC	610,687	$ 19,404,483
Breedon Group PLC	61,760,386	65,991,252
Buzzi Unicem S.p.A.	622,294	11,532,139
Forterra PLC (h)	15,323,819	46,802,564
Grupo Cementos de Chihuahua S.A.B. de C.V.	2,221,736	16,019,063
Ibstock PLC	4,572,917	10,468,649
Kingspan Group PLC	74,417	7,230,359
Marshalls PLC	938,311	8,340,971
PT Indocement Tunggal Prakarsa Tbk	24,754,200	18,571,036
Rinnai Corp.	89,900	6,730,870
Somfy S.A.	110,711	17,818,254
Techtronic Industries Co. Ltd.	1,483,000	23,890,812
Toto Ltd.	145,700	5,852,506
Zhejiang Supor Co. Ltd.	1,754,017	13,796,736
		$ 272,449,694
Consumer Products – 2.7%
Amorepacific Corp.	208,183	$ 27,330,703
Dabur India Ltd.	1,800,271	12,699,023
Essity AB (l)	864,312	20,364,454
Kobayashi Pharmaceutical Co. Ltd.	273,600	21,934,150
Lion Corp.	1,082,500	12,067,049
Mitsubishi Pencil Co. Ltd.	231,500	2,393,266
PZ Cussons PLC	364,404	936,336
T. Hasegawa Co. Ltd. (h)	3,128,400	66,408,173
Takasago International Corp.	161,300	3,621,677
Uni-Charm Corp.	883,600	31,423,323
		$ 199,178,154
Consumer Services – 1.7%
Anima Holdings S.A. (a)	6,310,954	$ 9,623,408
Asante, Inc. (l)	170,200	2,033,353
Carsales.com Ltd.	388,726	5,993,033
Heian Ceremony Service Co.	363,967	2,454,799
Localiza Rent a Car S.A.	948,900	12,177,522
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – continued
MakeMyTrip Ltd. (a)	1,069,505	$ 28,694,819
Meitec Corp.	371,900	20,197,310
Park24 Co. Ltd. (a)	358,200	5,861,668
Seek Ltd.	663,791	14,606,163
Trip.com Group Ltd. (a)	364,981	8,597,384
Webjet Ltd. (a)(l)	2,591,938	10,660,636
		$ 120,900,095
Containers – 1.9%
Mayr-Melnhof Karton AG	133,652	$ 23,792,666
SIG Combibloc Group AG	2,073,120	52,354,562
Toyo Seikan Group Holdings, Ltd.	1,427,000	16,354,224
Verallia	968,100	22,947,866
Viscofan S.A.	372,627	22,093,953
		$ 137,543,271
Electrical Equipment – 2.8%
Advantech Co. Ltd.	1,994,191	$ 25,563,340
Bharat Heavy Electricals Ltd. (a)	14,453,222	9,316,734
Cembre S.p.A.	542,000	16,668,533
Halma PLC	638,318	20,835,786
Legrand S.A.	604,998	57,515,341
LS Electric Co. Ltd.	622,072	23,071,848
OMRON Corp.	208,121	13,875,995
Sagami Rubber Industries Co. Ltd.	264,700	1,624,426
TAKUMA Co. Ltd.	969,000	11,295,186
Voltronic Power Technology Corp.	502,659	25,375,214
		$ 205,142,403
Electronics – 3.8%
Amano Corp.	246,720	$ 4,417,047
ASM International N.V.	111,778	40,519,540
ASM Pacific Technology Ltd.	2,199,700	22,247,712
Chroma Ate, Inc.	5,253,000	32,844,657
Fukui Computer Holdings, Inc.	205,100	5,443,690
Hirose Electric Co. Ltd.	87,800	12,757,809
INTER ACTION Corp.	467,700	8,239,832
Iriso Electronics Co. Ltd.	218,500	5,944,084
Kardex Holding AG	93,704	21,448,244
Melexis N.V.	178,211	16,403,018
Silicon Motion Technology Corp., ADR	443,939	29,664,004
Tripod Technology Corp.	8,493,000	39,720,852
WIN Semiconductors Corp.	2,379,000	22,022,917
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Zuken, Inc.	559,300	$ 13,737,788
		$ 275,411,194
Energy - Integrated – 0.5%
Capricorn Energy PLC (a)	2,040,461	$ 5,887,663
Galp Energia SGPS S.A.	2,267,659	28,697,009
		$ 34,584,672
Engineering - Construction – 0.7%
Babcock International Group PLC (a)	1,393,969	$ 5,918,690
Comsys Holdings Corp. (l)	384,800	8,381,724
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	3,173,291	6,068,979
Doosan Bobcat, Inc.	735,525	23,363,014
JGC Holdings Corp.	257,000	3,076,240
Prologis Peroperty Mexico S.A. de C.V., REIT	1,795,595	4,688,047
		$ 51,496,694
Entertainment – 1.3%
CTS Eventim AG (a)	928,746	$ 63,720,915
Toei Co. Ltd.	79,400	11,020,981
Toho Co. Ltd.	605,800	22,904,198
		$ 97,646,094
Food & Beverages – 4.5%
ARIAKE JAPAN Co. Ltd.	143,600	$ 6,105,690
AVI Ltd.	4,871,301	24,035,641
Bakkafrost P/f	603,953	40,574,426
Britvic PLC	655,513	6,923,060
Cranswick PLC	596,387	27,527,114
Ezaki Glico Co. Ltd.	454,000	13,872,844
Greencore Group PLC (a)	1,183,806	1,993,414
Gruma S.A.B. de C.V.	662,620	8,333,554
JBS S.A.	1,558,538	12,187,305
Kato Sangyo Co. Ltd.	648,500	16,809,574
Kerry Group PLC	206,732	23,121,295
Kikkoman Corp.	121,900	8,073,557
Morinaga & Co. Ltd. (l)	878,000	27,402,119
Orion Corp.	370,291	27,014,383
S Foods, Inc.	841,000	22,575,691
Shenguan Holdings Group Ltd.	13,203,505	790,879
Tate & Lyle PLC	439,814	4,230,371
Tingyi (Cayman Islands) Holdings Corp.	13,534,000	22,698,088
Universal Robina Corp.	13,463,790	31,483,594
		$ 325,752,599
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 1.3%
Cosmos Pharmaceutical Corp.	59,200	$ 7,190,818
Dairy Farm International Holdings Ltd.	6,359,109	17,839,132
JM Holdings Co. Ltd.	253,700	3,628,575
Patlac Corp.	463,300	17,180,443
San-A Co. Ltd.	87,700	2,967,671
Sendas Distribuidora S.A.	1,753,600	5,999,967
Spencer's Retail Ltd. (a)	723,473	759,954
Sugi Holdings Co. Ltd.	234,200	11,589,740
Sundrug Co. Ltd.	1,075,300	26,231,392
		$ 93,387,692
Forest & Paper Products – 0.2%
Suzano S.A.	1,122,200	$ 12,999,093
Furniture & Appliances – 0.8%
Howden Joinery Group PLC	3,162,940	$ 31,724,143
SEB S.A.	162,083	22,608,991
Zojirushi Corp.	177,300	2,102,140
		$ 56,435,274
Gaming & Lodging – 1.0%
Flutter Entertainment PLC (a)	256,933	$ 29,739,258
Shangri-La Asia Ltd. (a)	29,944,000	23,469,375
Tabcorp Holdings Ltd.	5,767,252	22,870,089
		$ 76,078,722
General Merchandise – 1.0%
Dollarama, Inc.	841,907	$ 47,747,235
Falabella S.A.	3,015,393	9,638,297
Magazine Luiza S.A.	5,190,959	7,435,826
Seria Co. Ltd.	183,200	4,151,899
		$ 68,973,257
Insurance – 1.9%
Admiral Group PLC	212,870	$ 7,130,916
AUB Group Ltd.	2,735,692	46,110,792
Hiscox Ltd.	1,978,378	25,505,586
Samsung Fire & Marine Insurance Co. Ltd.	174,448	31,385,022
Steadfast Group Ltd.	7,747,030	27,484,840
		$ 137,617,156
Internet – 2.1%
Allegro.EU S.A. (a)	1,061,840	$ 8,827,109
Auto Trader Group PLC	3,297,714	27,298,961
Demae-Can Co. Ltd. (a)(l)	607,900	3,872,866
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – continued
Digital Garage, Inc.	353,700	$ 13,215,134
Kakaku.com, Inc.	556,300	12,441,921
Moneysupermarket.com Group PLC	5,518,542	13,773,922
Proto Corp.	1,137,400	9,591,234
Rakuten Group, Inc.	119,300	940,494
Rightmove PLC	2,982,371	24,670,232
Scout24 AG	468,540	26,877,431
Temairazu, Inc. (l)	261,400	10,113,774
		$ 151,623,078
Leisure & Toys – 0.6%
BANDAI NAMCO Holdings, Inc.	105,300	$ 7,976,976
DeNA Co. Ltd.	339,900	5,166,836
GungHo Online Entertainment, Inc.	326,600	6,944,875
Kawai Musical Instruments Manufacturing Co. Ltd.	119,800	3,191,941
Konami Holdings Corp.	161,300	10,195,361
Thule Group AB	310,462	12,277,474
		$ 45,753,463
Machinery & Tools – 5.5%
Aalberts Industries N.V.	440,996	$ 22,792,112
AirTAC International Group	306,000	9,866,622
Azbil Corp.	820,800	27,339,041
Carel Industries S.p.A.	168,872	4,311,460
Daifuku Co. Ltd.	84,700	6,050,743
Fuji Seal International, Inc.	1,662,300	22,839,163
Fujitec Co. Ltd.	1,443,300	37,120,266
Fukushima Galilei Co. Ltd. (l)	610,000	19,133,759
GEA Group AG	1,326,234	54,739,231
Haitian International Holdings Ltd.	13,725,000	35,512,970
METAWATER Co. Ltd.	1,086,000	17,718,252
MISUMI Group, Inc.	225,900	6,721,360
MonotaRO Co. Ltd.	778,600	16,685,073
Nabtesco Corp.	815,900	21,612,735
Nissei ASB Machine Co. Ltd.	151,400	3,847,294
NOHMI BOSAI Ltd.	678,100	10,816,878
Obara Group, Inc. (l)	128,500	3,140,624
Rational AG	2,758	1,913,001
Rotork PLC	855,644	3,644,198
Seven Group Holdings Ltd.	854,484	13,458,335
Shima Seiki Manufacturing Ltd.	191,900	2,920,003
Spirax-Sarco Engineering PLC	110,367	18,086,135
T.K. Corp.	681,777	5,847,085
THK Co. Ltd.	133,700	2,949,045
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Valmet Oyj (l)	516,500	$ 16,033,310
VAT Group AG	46,200	17,616,040
		$ 402,714,735
Medical & Health Technology & Services – 1.3%
ARATA Corp.	148,400	$ 4,414,045
AS ONE Corp.	358,400	21,152,226
BML, Inc.	587,500	14,830,305
Burning Rock Biotech Ltd., ADR (a)	285,384	2,651,217
Fleury S.A.	1,261,941	4,243,534
Guangzhou KingMed Diagnostics Group Co. Ltd.	668,700	7,718,991
Hapvida Participacoes e Investimentos S.A.	4,186,300	10,410,685
Hogy Medical Co. Ltd.	79,600	2,105,640
ICON PLC (a)	40,266	9,793,497
Medipal Holdings Corp.	724,100	11,932,963
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,590,718	2,141,899
Sonic Healthcare Ltd.	153,508	4,042,189
		$ 95,437,191
Medical Equipment – 3.9%
ConvaTec Group PLC	3,915,066	$ 11,026,993
Demant A.S. (a)	271,692	12,290,406
Eiken Chemical Co. Ltd.	753,900	10,637,917
Fukuda Denshi Co. Ltd.	312,700	19,980,857
Gerresheimer AG	485,954	35,554,171
JEOL Ltd.	239,800	13,278,167
Nakanishi, Inc.	2,268,700	41,838,404
Nihon Kohden Corp.	521,600	12,536,120
Paramount Bed Holdings Co. Ltd.	1,356,400	22,074,585
PerkinElmer, Inc.	20,198	3,523,743
Shimadzu Corp.	624,700	21,511,390
Smith & Nephew PLC	1,794,613	28,605,417
Sonova Holding AG	115,753	48,280,679
Straumann Holding AG	1,171	1,873,768
		$ 283,012,617
Metals & Mining – 0.7%
Deterra Royalties Ltd.	3,908,506	$ 13,996,946
Iluka Resources Ltd.	2,666,873	22,381,814
MOIL Ltd.	6,090,545	14,779,928
		$ 51,158,688
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.9%
China Resources Gas Group Ltd.	6,142,000	$ 25,977,242
Italgas S.p.A.	5,939,723	38,137,228
		$ 64,114,470
Network & Telecom – 0.5%
Codan Ltd.	1,527,194	$ 8,287,075
VTech Holdings Ltd.	3,825,465	27,773,626
		$ 36,060,701
Other Banks & Diversified Financials – 3.8%
AEON Financial Service Co. Ltd.	2,490,600	$ 24,691,339
AEON Thana Sinsap Public Co. Ltd.	2,563,700	15,073,785
Allfunds Group PLC (a)	645,334	7,367,226
Banco Santander Chile S.A.	157,118,269	8,848,387
Bancolombia S.A., ADR	188,347	8,034,883
Bank of Kyoto Ltd.	323,000	14,045,665
Chiba Bank Ltd.	2,538,451	14,962,761
Credicorp Ltd.	100,393	17,254,545
E.Sun Financial Holding Co. Ltd.	27,116,892	31,235,698
FinecoBank S.p.A.	988,057	15,006,394
Iress Ltd.	1,560,926	13,786,987
Julius Baer Group Ltd.	391,642	22,717,871
Jyske Bank A.S. (a)	285,747	15,476,038
Metropolitan Bank & Trust Co.	27,226,417	29,991,415
Shizuoka Bank Ltd. (l)	1,025,000	7,238,663
Shriram Transport Finance Co. Ltd.	2,154,616	32,082,643
		$ 277,814,300
Pharmaceuticals – 1.6%
Daito Pharmaceutical Co. Ltd.	632,900	$ 14,802,269
Genomma Lab Internacional S.A., “B”	10,386,264	11,409,747
Hypera S.A.	2,281,199	18,547,424
Kalbe Farma Tbk PT	333,929,300	37,432,632
Santen Pharmaceutical Co. Ltd.	2,042,300	20,444,427
Suzuken Co. Ltd./Aichi Japan	339,200	10,082,488
Yunnan Baiyao Group Co. Ltd.	185,541	2,388,993
		$ 115,107,980
Pollution Control – 1.1%
Daiseki Co. Ltd.	2,215,440	$ 83,255,108
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 0.6%
Agnico Eagle Mines Ltd.	630,876	$ 38,604,978
Compania de Minas Buenaventura S.A.A., ADR (a)	392,797	3,955,466
		$ 42,560,444
Printing & Publishing – 0.4%
China Literature Ltd. (a)	2,235,200	$ 9,246,800
Wolters Kluwer N.V.	177,849	18,931,940
		$ 28,178,740
Railroad & Shipping – 0.6%
DFDS A.S.	147,164	$ 6,272,412
Rumo S.A. (a)	2,763,468	10,767,022
Sankyu, Inc.	610,100	19,913,782
Senko Group Holdings Co. Ltd.	657,300	4,819,866
		$ 41,773,082
Real Estate – 3.6%
Ascendas India Trust, REIT	12,556,800	$ 10,988,476
Big Yellow Group PLC, REIT	1,051,241	21,155,758
CapitaLand Investment Ltd. (a)	5,080,900	14,895,129
City Developments Ltd.	2,898,600	16,779,257
Embassy Office Parks REIT	3,371,200	16,478,264
ESR Cayman Ltd. (a)	6,615,600	20,480,600
Hibernia PLC, REIT	4,300,372	7,687,775
LEG Immobilien AG	642,550	73,392,262
Mapletree Commercial Trust, REIT	10,507,100	14,613,338
Shaftesbury PLC, REIT	1,325,995	10,694,795
TAG Immobilien AG	639,688	14,542,307
Unite Group PLC, REIT	2,860,013	43,331,030
		$ 265,038,991
Restaurants – 1.1%
Cafe de Coral Holdings Ltd.	16,092,000	$ 26,783,694
Greggs PLC	1,678,687	54,034,997
		$ 80,818,691
Special Products & Services – 0.1%
Midland Holdings Ltd. (a)(h)	43,113,000	$ 4,595,572
Specialty Chemicals – 5.4%
Air Water, Inc.	783,300	$ 10,994,288
Borregaard ASA	112,533	2,221,553
Croda International PLC	691,556	71,072,640
Essentra PLC	8,149,918	33,724,340
Japan Pure Chemical Co. Ltd. (l)	41,700	820,505
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
JCU Corp.	676,100	$ 22,820,098
Kansai Paint Co. Ltd.	1,037,000	16,661,278
Kureha Corp.	137,000	10,946,732
Nihon Parkerizing Co. Ltd.	1,049,600	7,985,521
Nitto Denko Corp.	144,400	10,348,761
NOF Corp.	320,000	13,085,246
Orbia Advance Corp. S.A.B. de C.V.	2,872,244	7,582,782
Sika AG	177,530	58,488,457
SK KAKEN Co. Ltd.	118,100	35,491,740
Symrise AG	739,021	88,721,587
Taisei Lamick Co. Ltd.	219,800	4,821,296
		$ 395,786,824
Specialty Stores – 2.3%
ABC-Mart, Inc.	192,300	$ 7,243,100
Esprit Holdings Ltd. (a)	6,185,199	699,414
Just Eat Takeaway (a)	853,350	28,643,486
Just Eat Takeaway.com (a)	75,723	2,557,422
Kitanotatsujin Corp. (l)	1,132,600	2,071,668
Lojas Renner S.A.	2,236,999	12,920,988
Multiplan Empreendimentos Imobiliarios S.A.	5,955,928	30,623,732
Nishimatsuya Chain Co. Ltd. (l)	1,791,800	23,086,235
Ryohin Keikaku Co. Ltd.	1,186,100	13,832,707
Shimamura Co. Ltd.	52,800	4,692,278
Vipshop Holdings Ltd., ADR (a)	810,507	7,294,563
ZOZO, Inc.	1,281,600	34,047,332
		$ 167,712,925
Telecommunications - Wireless – 1.3%
Cellnex Telecom S.A.	1,914,697	$ 91,775,364
Telephone Services – 1.0%
Helios Towers PLC (a)	3,888,393	$ 5,894,618
Hellenic Telecommunications Organization S.A.	1,901,706	34,501,701
Infrastrutture Wireless Italiane S.p.A.	1,249,006	14,007,036
NOS, SGPS S.A.	2,643,538	11,135,925
Operadora de Sites Mexicanos, S.A. de C.V., REIT, “A-1”	6,836,700	8,703,129
		$ 74,242,409
Tobacco – 0.3%
Swedish Match AB	3,231,010	$ 24,303,800
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 2.5%
Freightways Ltd.	1,868,239	$ 15,990,571
Hamakyorex Co. Ltd.	114,900	2,689,031
Kintetsu World Express, Inc.	277,200	7,110,126
Mainfreight Ltd.	262,213	15,219,613
Seino Holdings Co. Ltd.	3,715,600	33,822,636
SG Holdings Co. Ltd.	3,331,200	62,779,637
Trancom Co. Ltd. (l)	95,100	5,484,943
Yamato Holdings Co. Ltd.	1,901,400	35,594,796
		$ 178,691,353
Utilities - Electric Power – 0.9%
CESC Ltd.	30,954,810	$ 30,877,402
Energisa S.A., IEU	1,406,900	14,423,455
Equatorial Energia S.A.	1,668,800	9,537,402
Transmissora Alianca de Energia Eletrica S.A., IEU	1,121,343	10,396,043
		$ 65,234,302
Utilities - Water – 0.2%
Aguas Andinas S.A., “A”	36,715,629	$ 7,839,169
Companhia de Saneamento Basico do Estado de Sao Paulo	485,700	4,867,151
		$ 12,706,320
Total Common Stocks (Identified Cost, $5,641,096,781)		$ 6,978,985,764
Preferred Stocks – 0.2%
Metals & Mining – 0.2%
Gerdau S.A. (Identified Cost, $10,492,018)	2,660,500	$ 17,216,791
Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $223,644,992)	223,644,992	$ 223,644,992
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund, 0.25% (j) (Identified Cost, $11,168,694)	11,168,694	$ 11,168,694

Other Assets, Less Liabilities – 0.6%		40,939,426
Net Assets – 100.0%		$ 7,271,955,667

(a)	Non-income producing security.
18

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $358,997,758 and $6,872,018,483, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See Notes to Financial Statements
19

Financial Statements
Statement of Assets and Liabilities
At 3/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $25,312,885 of securities on loan (identified cost, $5,524,937,129)	$6,872,018,483
Investments in affiliated issuers, at value (identified cost, $361,465,356)	358,997,758
Cash	1,841,641
Foreign currency, at value (identified cost, $718,938)	719,207
Receivables for
Investments sold	18,390,615
Fund shares sold	5,733,003
Interest and dividends	35,340,346
Other assets	27,528
Total assets	$7,293,068,581
Liabilities
Payables for
Investments purchased	$1,046,362
Fund shares reacquired	5,459,380
Collateral for securities loaned, at value (c)	11,168,694
Payable to affiliates
Investment adviser	342,629
Administrative services fee	3,196
Shareholder servicing costs	862,508
Distribution and service fees	13,826
Program manager fees	26
Payable for independent Trustees' compensation	18,922
Deferred country tax expense payable	1,404,342
Accrued expenses and other liabilities	793,029
Total liabilities	$21,112,914
Net assets	$7,271,955,667
Net assets consist of
Paid-in capital	$5,761,965,701
Total distributable earnings (loss)	1,509,989,966
Net assets	$7,271,955,667
Shares of beneficial interest outstanding	215,931,456

(c)	Non-cash collateral is not included.
20

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$736,504,014	22,504,781	$32.73
Class B	3,934,749	125,160	31.44
Class C	23,049,423	748,976	30.77
Class I	1,043,912,458	30,837,323	33.85
Class R1	1,378,511	46,332	29.75
Class R2	20,546,644	648,544	31.68
Class R3	156,872,232	4,848,942	32.35
Class R4	112,823,498	3,452,180	32.68
Class R6	5,163,613,036	152,428,290	33.88
Class 529A	9,321,102	290,928	32.04

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $34.73 [100 / 94.25 x $32.73] and $33.99 [100 / 94.25 x $32.04], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements
21

Financial Statements
Statement of Operations
Six months ended 3/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$60,478,256
Dividends from affiliated issuers	1,111,874
Income on securities loaned	117,276
Foreign taxes withheld	(5,554,417)
Total investment income	$56,152,989
Expenses
Management fee	$33,754,981
Distribution and service fees	1,495,947
Shareholder servicing costs	1,690,575
Program manager fees	2,526
Administrative services fee	286,793
Independent Trustees' compensation	50,068
Custodian fee	995,537
Shareholder communications	131,291
Audit and tax fees	52,806
Legal fees	21,160
Miscellaneous	133,934
Total expenses	$38,615,618
Fees paid indirectly	(200)
Reduction of expenses by investment adviser and distributor	(550,279)
Net expenses	$38,065,139
Net investment income (loss)	$18,087,850
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $511,055 country tax)	$265,660,462
Affiliated issuers	362
Foreign currency	(1,364,785)
Net realized gain (loss)	$264,296,039
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $1,471,114 decrease in deferred country tax)	$(1,157,510,978)
Affiliated issuers	(25,766,463)
Translation of assets and liabilities in foreign currencies	133,953
Net unrealized gain (loss)	$(1,183,143,488)
Net realized and unrealized gain (loss)	$(918,847,449)
Change in net assets from operations	$(900,759,599)
See Notes to Financial Statements
22

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/22	9/30/21
Change in net assets
From operations
Net investment income (loss)	$18,087,850	$78,615,737
Net realized gain (loss)	264,296,039	297,914,556
Net unrealized gain (loss)	(1,183,143,488)	902,522,964
Change in net assets from operations	$(900,759,599)	$1,279,053,257
Total distributions to shareholders	$(403,492,683)	$(294,377,309)
Change in net assets from fund share transactions	$363,159,890	$446,999,628
Total change in net assets	$(941,092,392)	$1,431,675,576
Net assets
At beginning of period	8,213,048,059	6,781,372,483
At end of period	$7,271,955,667	$8,213,048,059
See Notes to Financial Statements
23

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$38.59	$33.91	$32.56	$35.00	$33.42	$29.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.27	$0.13	$0.29	$0.22	$0.20(c)
Net realized and unrealized gain (loss)	(4.08)	5.80	2.09	(0.82)	2.22	4.54
Total from investment operations	$(4.05)	$6.07	$2.22	$(0.53)	$2.44	$4.74
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.03)	$(0.35)	$(0.20)	$(0.28)	$(0.36)
From net realized gain	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)
Total distributions declared to shareholders	$(1.81)	$(1.39)	$(0.87)	$(1.91)	$(0.86)	$(0.66)
Net asset value, end of period (x)	$32.73	$38.59	$33.91	$32.56	$35.00	$33.42
Total return (%) (r)(s)(t)(x)	(10.98)(n)	18.25	6.83	(0.85)	7.40	16.69(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28(a)	1.28	1.29	1.29	1.30	1.33(c)
Expenses after expense reductions (f)	1.27(a)	1.27	1.28	1.28	1.29	1.30(c)
Net investment income (loss)	0.14(a)(l)	0.73	0.39	0.90	0.62	0.68(c)
Portfolio turnover	6(n)	11	25	14	21	17
Net assets at end of period (000 omitted)	$736,504	$885,605	$871,605	$1,015,817	$1,163,703	$1,224,654
See Notes to Financial Statements
24

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$36.95	$32.73	$31.42	$33.86	$32.36	$28.40
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.04)	$(0.13)	$0.04	$(0.05)	$(0.02)(c)
Net realized and unrealized gain (loss)	(3.91)	5.62	2.02	(0.77)	2.16	4.41
Total from investment operations	$(4.02)	$5.58	$1.89	$(0.73)	$2.11	$4.39
Less distributions declared to shareholders
From net investment income	$(0.05)	$—	$(0.06)	$—	$(0.03)	$(0.13)
From net realized gain	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)
Total distributions declared to shareholders	$(1.49)	$(1.36)	$(0.58)	$(1.71)	$(0.61)	$(0.43)
Net asset value, end of period (x)	$31.44	$36.95	$32.73	$31.42	$33.86	$32.36
Total return (%) (r)(s)(t)(x)	(11.32)(n)	17.37	6.03	(1.57)	6.59	15.81(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03(a)	2.03	2.04	2.04	2.05	2.07(c)
Expenses after expense reductions (f)	2.02(a)	2.02	2.03	2.03	2.03	2.05(c)
Net investment income (loss)	(0.64)(a)(l)	(0.11)	(0.43)	0.12	(0.14)	(0.06)(c)
Portfolio turnover	6(n)	11	25	14	21	17
Net assets at end of period (000 omitted)	$3,935	$5,180	$5,875	$9,834	$13,212	$15,120
See Notes to Financial Statements
25

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$36.17	$32.06	$30.80	$33.24	$31.78	$27.93
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.05)	$(0.12)	$0.03	$(0.08)	$(0.01)(c)
Net realized and unrealized gain (loss)	(3.84)	5.52	1.98	(0.76)	2.15	4.32
Total from investment operations	$(3.95)	$5.47	$1.86	$(0.73)	$2.07	$4.31
Less distributions declared to shareholders
From net investment income	$(0.01)	$—	$(0.08)	$—	$(0.03)	$(0.16)
From net realized gain	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)
Total distributions declared to shareholders	$(1.45)	$(1.36)	$(0.60)	$(1.71)	$(0.61)	$(0.46)
Net asset value, end of period (x)	$30.77	$36.17	$32.06	$30.80	$33.24	$31.78
Total return (%) (r)(s)(t)(x)	(11.34)(n)	17.39	6.04	(1.60)	6.58	15.81(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03(a)	2.03	2.04	2.04	2.04	2.07(c)
Expenses after expense reductions (f)	2.02(a)	2.02	2.03	2.03	2.03	2.05(c)
Net investment income (loss)	(0.64)(a)(l)	(0.14)	(0.40)	0.10	(0.25)	(0.04)(c)
Portfolio turnover	6(n)	11	25	14	21	17
Net assets at end of period (000 omitted)	$23,049	$30,413	$42,312	$60,916	$84,044	$152,036
See Notes to Financial Statements
26

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$39.91	$35.02	$33.59	$36.06	$34.41	$30.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.35	$0.18	$0.39	$0.32	$0.32(c)
Net realized and unrealized gain (loss)	(4.21)	6.02	2.21	(0.86)	2.27	4.63
Total from investment operations	$(4.14)	$6.37	$2.39	$(0.47)	$2.59	$4.95
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.12)	$(0.44)	$(0.29)	$(0.36)	$(0.44)
From net realized gain	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)
Total distributions declared to shareholders	$(1.92)	$(1.48)	$(0.96)	$(2.00)	$(0.94)	$(0.74)
Net asset value, end of period (x)	$33.85	$39.91	$35.02	$33.59	$36.06	$34.41
Total return (%) (r)(s)(t)(x)	(10.88)(n)	18.54	7.12	(0.62)	7.65	16.98(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03(a)	1.03	1.04	1.04	1.05	1.07(c)
Expenses after expense reductions (f)	1.02(a)	1.02	1.03	1.03	1.04	1.05(c)
Net investment income (loss)	0.39(a)(l)	0.91	0.55	1.18	0.87	1.03(c)
Portfolio turnover	6(n)	11	25	14	21	17
Net assets at end of period (000 omitted)	$1,043,912	$1,235,625	$1,230,970	$2,049,197	$2,094,665	$1,876,295
See Notes to Financial Statements
27

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$35.12	$31.16	$30.01	$32.44	$31.03	$27.32
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.02)	$(0.13)	$0.04	$(0.07)	$(0.01)(c)
Net realized and unrealized gain (loss)	(3.71)	5.34	1.94	(0.76)	2.09	4.21
Total from investment operations	$(3.81)	$5.32	$1.81	$(0.72)	$2.02	$4.20
Less distributions declared to shareholders
From net investment income	$(0.12)	$—	$(0.14)	$—	$(0.03)	$(0.19)
From net realized gain	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)
Total distributions declared to shareholders	$(1.56)	$(1.36)	$(0.66)	$(1.71)	$(0.61)	$(0.49)
Net asset value, end of period (x)	$29.75	$35.12	$31.16	$30.01	$32.44	$31.03
Total return (%) (r)(s)(t)(x)	(11.34)(n)	17.41	6.03	(1.61)	6.59	15.79(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04(a)	2.03	2.04	2.04	2.05	2.07(c)
Expenses after expense reductions (f)	2.02(a)	2.02	2.03	2.03	2.04	2.05(c)
Net investment income (loss)	(0.62)(a)(l)	(0.07)	(0.45)	0.14	(0.21)	(0.02)(c)
Portfolio turnover	6(n)	11	25	14	21	17
Net assets at end of period (000 omitted)	$1,379	$1,658	$1,622	$2,320	$2,471	$3,928
See Notes to Financial Statements
28

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$37.36	$32.92	$31.63	$34.02	$32.51	$28.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.15	$0.01	$0.22	$0.12	$0.13(c)
Net realized and unrealized gain (loss)	(3.95)	5.65	2.07	(0.81)	2.17	4.41
Total from investment operations	$(3.97)	$5.80	$2.08	$(0.59)	$2.29	$4.54
Less distributions declared to shareholders
From net investment income	$(0.27)	$—	$(0.27)	$(0.09)	$(0.20)	$(0.29)
From net realized gain	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)
Total distributions declared to shareholders	$(1.71)	$(1.36)	$(0.79)	$(1.80)	$(0.78)	$(0.59)
Net asset value, end of period (x)	$31.68	$37.36	$32.92	$31.63	$34.02	$32.51
Total return (%) (r)(s)(t)(x)	(11.10)(n)	17.95	6.58	(1.10)	7.13	16.37(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.53	1.54	1.54	1.55	1.57(c)
Expenses after expense reductions (f)	1.52(a)	1.52	1.53	1.53	1.54	1.55(c)
Net investment income (loss)	(0.10)(a)(l)	0.42	0.03	0.71	0.35	0.46(c)
Portfolio turnover	6(n)	11	25	14	21	17
Net assets at end of period (000 omitted)	$20,547	$24,443	$24,546	$43,493	$48,630	$52,892
See Notes to Financial Statements
29

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$38.19	$33.58	$32.25	$34.69	$33.14	$29.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.29	$0.13	$0.29	$0.20	$0.22(c)
Net realized and unrealized gain (loss)	(4.02)	5.72	2.08	(0.83)	2.21	4.48
Total from investment operations	$(4.00)	$6.01	$2.21	$(0.54)	$2.41	$4.70
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.04)	$(0.36)	$(0.19)	$(0.28)	$(0.37)
From net realized gain	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)
Total distributions declared to shareholders	$(1.84)	$(1.40)	$(0.88)	$(1.90)	$(0.86)	$(0.67)
Net asset value, end of period (x)	$32.35	$38.19	$33.58	$32.25	$34.69	$33.14
Total return (%) (r)(s)(t)(x)	(10.99)(n)	18.25	6.86	(0.88)	7.39	16.70(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28(a)	1.28	1.29	1.29	1.30	1.32(c)
Expenses after expense reductions (f)	1.27(a)	1.27	1.28	1.28	1.29	1.30(c)
Net investment income (loss)	0.09(a)(l)	0.78	0.42	0.92	0.58	0.73(c)
Portfolio turnover	6(n)	11	25	14	21	17
Net assets at end of period (000 omitted)	$156,872	$201,807	$142,713	$132,789	$146,726	$174,621
See Notes to Financial Statements
30

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$38.57	$33.89	$32.54	$35.00	$33.43	$29.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.32	$0.21	$0.36	$0.31	$0.29(c)
Net realized and unrealized gain (loss)	(4.06)	5.84	2.10	(0.82)	2.21	4.52
Total from investment operations	$(4.00)	$6.16	$2.31	$(0.46)	$2.52	$4.81
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.12)	$(0.44)	$(0.29)	$(0.37)	$(0.44)
From net realized gain	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)
Total distributions declared to shareholders	$(1.89)	$(1.48)	$(0.96)	$(2.00)	$(0.95)	$(0.74)
Net asset value, end of period (x)	$32.68	$38.57	$33.89	$32.54	$35.00	$33.43
Total return (%) (r)(s)(t)(x)	(10.89)(n)	18.56	7.10	(0.61)	7.65	16.98(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03(a)	1.03	1.04	1.04	1.05	1.07(c)
Expenses after expense reductions (f)	1.02(a)	1.02	1.03	1.03	1.04	1.05(c)
Net investment income (loss)	0.34(a)(l)	0.85	0.66	1.14	0.87	0.96(c)
Portfolio turnover	6(n)	11	25	14	21	17
Net assets at end of period (000 omitted)	$112,823	$182,567	$260,005	$276,550	$318,571	$330,370
See Notes to Financial Statements
31

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$39.97	$35.06	$33.64	$36.11	$34.45	$30.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.42	$0.28	$0.44	$0.37	$0.35(c)
Net realized and unrealized gain (loss)	(4.22)	6.02	2.13	(0.87)	2.27	4.64
Total from investment operations	$(4.12)	$6.44	$2.41	$(0.43)	$2.64	$4.99
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.17)	$(0.47)	$(0.33)	$(0.40)	$(0.48)
From net realized gain	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)
Total distributions declared to shareholders	$(1.97)	$(1.53)	$(0.99)	$(2.04)	$(0.98)	$(0.78)
Net asset value, end of period (x)	$33.88	$39.97	$35.06	$33.64	$36.11	$34.45
Total return (%) (r)(s)(t)(x)	(10.82)(n)	18.74	7.20	(0.47)	7.79	17.10(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90(a)	0.90	0.92	0.92	0.93	0.96(c)
Expenses after expense reductions (f)	0.89(a)	0.89	0.91	0.91	0.92	0.94(c)
Net investment income (loss)	0.55(a)(l)	1.08	0.84	1.34	1.02	1.13(c)
Portfolio turnover	6(n)	11	25	14	21	17
Net assets at end of period (000 omitted)	$5,163,613	$5,635,101	$4,191,916	$3,385,991	$2,654,886	$2,131,042
See Notes to Financial Statements
32

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$37.83	$33.28	$31.97	$34.42	$32.89	$28.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.24	$0.13	$0.29	$0.22	$0.22(c)
Net realized and unrealized gain (loss)	(4.00)	5.71	2.05	(0.83)	2.18	4.44
Total from investment operations	$(3.97)	$5.95	$2.18	$(0.54)	$2.40	$4.66
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.04)	$(0.35)	$(0.20)	$(0.29)	$(0.37)
From net realized gain	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)	(0.30)
Total distributions declared to shareholders	$(1.82)	$(1.40)	$(0.87)	$(1.91)	$(0.87)	$(0.67)
Net asset value, end of period (x)	$32.04	$37.83	$33.28	$31.97	$34.42	$32.89
Total return (%) (r)(s)(t)(x)	(10.99)(n)	18.24	6.84	(0.88)	7.41	16.67(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33(a)	1.33	1.34	1.34	1.36	1.42(c)
Expenses after expense reductions (f)	1.29(a)	1.28	1.29	1.29	1.29	1.30(c)
Net investment income (loss)	0.19(a)(l)	0.66	0.42	0.91	0.64	0.74(c)
Portfolio turnover	6(n)	11	25	14	21	17
Net assets at end of period (000 omitted)	$9,321	$9,749	$8,460	$8,131	$8,529	$7,540

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
33

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid
34

Notes to Financial Statements (unaudited) - continued
quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
35

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$37,880,052	$2,156,053,011	$—	$2,193,933,063
United Kingdom	99,467,533	866,525,083	—	965,992,616
Germany	208,307,716	210,043,428	—	418,351,144
Australia	—	355,703,574	—	355,703,574
Switzerland	—	239,015,703	—	239,015,703
France	—	221,728,915	—	221,728,915
Brazil	219,053,746	—	—	219,053,746
Taiwan	69,384,856	146,908,448	—	216,293,304
India	28,694,819	160,634,223	—	189,329,042
Other Countries	611,261,637	1,363,265,606	2,274,205	1,976,801,448
Mutual Funds	234,813,686	—	—	234,813,686
Total	$1,508,864,045	$5,719,877,991	$2,274,205	$7,231,016,241
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 9/30/21	$—
Transfers into level 3	2,274,205
Balance as of 3/31/22	$2,274,205
At March 31, 2022, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be
36

Notes to Financial Statements (unaudited) - continued
terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $25,312,885. The fair value of the fund's investment securities on loan and a related liability of $11,168,694 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $16,180,109 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
37

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/21
Ordinary income (including any short-term capital gains)	$30,813,285
Long-term capital gains	263,564,024
Total distributions	$294,377,309
38

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/22
Cost of investments	$5,945,580,038
Gross appreciation	1,969,157,463
Gross depreciation	(683,721,260)
Net unrealized appreciation (depreciation)	$1,285,436,203
As of 9/30/21
Undistributed ordinary income	146,321,822
Undistributed long-term capital gain	199,824,599
Other temporary differences	(2,088,931)
Net unrealized appreciation (depreciation)	2,470,184,758
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/22	Year ended 9/30/21
Class A	$40,558,715	$34,439,503
Class B	195,811	226,041
Class C	1,150,960	1,691,213
Class I	58,815,770	49,800,067
Class R1	71,241	63,826
Class R2	1,080,274	985,810
Class R3	9,283,025	5,729,175
Class R4	7,139,611	10,931,144
Class R6	284,691,435	190,105,108
Class 529A	468,895	353,468
Class 529B	3,931	5,468
Class 529C	33,015	46,486
Total	$403,492,683	$294,377,309
39

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.975%
In excess of $500 million and up to $1 billion	0.925%
In excess of $1 billion and up to $3 billion	0.90%
In excess of $3 billion and up to $5 billion	0.85%
In excess of $5 billion and up to $10 billion	0.80%
In excess of $10 billion	0.75%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2024. For the six months ended March 31, 2022, this management fee reduction amounted to $548,338, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2022 was equivalent to an annual effective rate of 0.84% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $11,955 and $1,270 for the six months ended March 31, 2022, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
40

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,023,902
Class B	0.75%	0.25%	1.00%	1.00%	22,981
Class C	0.75%	0.25%	1.00%	1.00%	134,649
Class R1	0.75%	0.25%	1.00%	1.00%	7,799
Class R2	0.25%	0.25%	0.50%	0.50%	56,063
Class R3	—	0.25%	0.25%	0.25%	235,309
Class 529A	—	0.25%	0.25%	0.22%	11,670
Class 529B	0.75%	0.25%	1.00%	0.25%	90
Class 529C	0.75%	0.25%	1.00%	1.00%	3,484
Total Distribution and Service Fees					$1,495,947
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2022, this rebate amounted to $286, $11, $1,641, and $3 for Class A, Class R2, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended March 31, 2022, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2022, were as follows:
Amount
Class A	$182
Class B	1,429
Class C	329
Class 529B	—
Class 529C	8
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services
41

Notes to Financial Statements (unaudited) - continued
provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2022, were as follows:
Fee
Class 529A	$2,334
Class 529B	18
Class 529C	174
Total Program Manager Fees	$2,526
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2022, the fee was $92,851, which equated to 0.0024% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,597,724.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2022 was equivalent to an annual effective rate of 0.0073% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $6,617,608. The sales transactions resulted in net realized gains (losses) of $828,548.
42

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended March 31, 2022, purchases and sales of investments, other than short-term obligations, aggregated $455,363,690 and $674,796,222, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/22		Year ended 9/30/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	629,354	$22,414,773	1,633,368	$60,461,808
Class B	48	1,684	70	2,445
Class C	5,484	182,394	19,171	670,704
Class I	2,305,395	85,158,019	4,466,640	176,060,527
Class R1	3,795	122,387	7,224	248,475
Class R2	58,911	1,973,366	87,614	3,181,716
Class R3	834,862	31,084,491	2,418,020	88,308,082
Class R4	274,912	9,795,714	923,114	34,339,882
Class R6	10,613,218	402,512,477	27,999,530	1,071,646,468
Class 529A	35,188	1,160,168	42,151	1,534,486
Class 529C	892	29,321	2,414	82,279
	14,762,059	$554,434,794	37,599,316	$1,436,536,872
Shares issued to shareholders in reinvestment of distributions
Class A	1,009,595	$36,870,405	852,189	$30,389,063
Class B	5,528	194,428	6,527	224,197
Class C	32,746	1,127,105	49,239	1,655,408
Class I	1,458,992	55,076,952	1,273,747	46,886,629
Class R1	2,141	71,240	1,955	63,826
Class R2	30,289	1,071,615	28,076	971,154
Class R3	257,147	9,283,025	162,346	5,729,175
Class R4	179,428	6,538,372	291,429	10,366,130
Class R6	7,081,328	267,390,965	4,773,203	175,749,343
Class 529A	12,747	455,719	9,862	344,770
Class 529B	117	3,931	166	5,468
Class 529C	998	32,942	1,437	46,486
	10,071,056	$378,116,699	7,450,176	$272,431,649
43

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/22		Year ended 9/30/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,082,974)	$(74,344,071)	(5,243,494)	$(197,696,673)
Class B	(20,599)	(708,124)	(45,929)	(1,630,289)
Class C	(130,162)	(4,376,027)	(547,318)	(19,016,756)
Class I	(3,885,666)	(142,451,937)	(9,935,921)	(381,178,465)
Class R1	(6,816)	(212,959)	(14,029)	(479,802)
Class R2	(94,892)	(3,271,396)	(207,156)	(7,529,035)
Class R3	(1,527,064)	(54,410,736)	(1,546,835)	(57,369,357)
Class R4	(1,735,618)	(63,935,855)	(4,153,168)	(154,392,635)
Class R6	(6,265,280)	(224,341,259)	(11,326,477)	(440,173,690)
Class 529A	(14,718)	(503,074)	(48,527)	(1,776,855)
Class 529B	(2,428)	(74,067)	(2,588)	(87,821)
Class 529C	(25,377)	(762,098)	(19,215)	(637,515)
	(15,791,594)	$(569,391,603)	(33,090,657)	$(1,261,968,893)
Net change
Class A	(444,025)	$(15,058,893)	(2,757,937)	$(106,845,802)
Class B	(15,023)	(512,012)	(39,332)	(1,403,647)
Class C	(91,932)	(3,066,528)	(478,908)	(16,690,644)
Class I	(121,279)	(2,216,966)	(4,195,534)	(158,231,309)
Class R1	(880)	(19,332)	(4,850)	(167,501)
Class R2	(5,692)	(226,415)	(91,466)	(3,376,165)
Class R3	(435,055)	(14,043,220)	1,033,531	36,667,900
Class R4	(1,281,278)	(47,601,769)	(2,938,625)	(109,686,623)
Class R6	11,429,266	445,562,183	21,446,256	807,222,121
Class 529A	33,217	1,112,813	3,486	102,401
Class 529B	(2,311)	(70,136)	(2,422)	(82,353)
Class 529C	(23,487)	(699,835)	(15,364)	(508,750)
	9,041,521	$363,159,890	11,958,835	$446,999,628
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Effective at the close of business on November 29, 2019, purchases of the fund are closed to new investors subject to certain exceptions. On December 29, 2021, the fund announced the termination of the fund's Class 529A, Class 529B, and Class 529C shares effective on or about June 9, 2022. In connection with the termination, all sales of Class 529B and Class 529C shares were suspended effective after the close of business on March 18, 2022, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. In addition, effective after the close of business on or about May 13, 2022, all sales and redemptions of Class 529A shares will be suspended in anticipation of a complete redemption of Class 529A shares on or about May 20, 2022. Please see the fund’s prospectus for details.
44

Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the Moderate Allocation Fund were the owners of record of approximately 50%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2022, the fund’s commitment fee and interest expense were $14,946 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$57,296,296	$—	$—	$—	$(10,493,732)	$46,802,564
MFS Institutional Money Market Portfolio	45,980,405	820,508,972	642,844,385	362	(362)	223,644,992
Midland Holdings Ltd.	6,537,244	—	—	—	(1,941,672)	4,595,572
PCA Corp.	22,610,843	—	—	—	(5,064,386)	17,546,457
T. Hasegawa Co. Ltd.	74,674,485	—	—	—	(8,266,311)	66,408,173
	$207,099,273	$820,508,972	$642,844,385	$362	$(25,766,463)	$358,997,758
45

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$—	$—
MFS Institutional Money Market Portfolio	71,018	—
Midland Holdings Ltd.	—	—
PCA Corp.	248,030	—
T. Hasegawa Co. Ltd.	792,826	—
	$1,111,874	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.
46

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
47

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
48

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
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1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
March 31, 2022
MFS®  Research Fund
MFR-SEM

MFS® Research Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and tighter financial conditions have led to increased volatility.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia's invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
May 13, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	7.4%
Alphabet, Inc., “A”	5.1%
Amazon.com, Inc.	4.6%
Apple, Inc.	3.6%
Visa, Inc., “A”	2.2%
Aon PLC	1.6%
Adobe Systems, Inc.	1.5%
JPMorgan Chase & Co.	1.5%
Danaher Corp.	1.5%
Charles Schwab Corp.	1.5%
Global equity sectors (k)
Technology	31.8%
Financial Services	14.0%
Health Care	13.8%
Capital Goods	13.1%
Consumer Cyclicals	12.4%
Energy	6.6%
Consumer Staples	4.5%
Telecommunications/Cable Television (s)	2.7%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2021 through March 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2021 through March 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.77%	$1,000.00	$1,016.17	$3.87
	Hypothetical (h)	0.77%	$1,000.00	$1,021.09	$3.88
B	Actual	1.52%	$1,000.00	$1,012.15	$7.63
	Hypothetical (h)	1.52%	$1,000.00	$1,017.35	$7.64
C	Actual	1.52%	$1,000.00	$1,012.26	$7.63
	Hypothetical (h)	1.52%	$1,000.00	$1,017.35	$7.64
I	Actual	0.52%	$1,000.00	$1,017.20	$2.62
	Hypothetical (h)	0.52%	$1,000.00	$1,022.34	$2.62
R1	Actual	1.52%	$1,000.00	$1,012.13	$7.63
	Hypothetical (h)	1.52%	$1,000.00	$1,017.35	$7.64
R2	Actual	1.02%	$1,000.00	$1,014.75	$5.12
	Hypothetical (h)	1.02%	$1,000.00	$1,019.85	$5.14
R3	Actual	0.77%	$1,000.00	$1,016.05	$3.87
	Hypothetical (h)	0.77%	$1,000.00	$1,021.09	$3.88
R4	Actual	0.52%	$1,000.00	$1,017.20	$2.62
	Hypothetical (h)	0.52%	$1,000.00	$1,022.34	$2.62
R6	Actual	0.46%	$1,000.00	$1,017.56	$2.31
	Hypothetical (h)	0.46%	$1,000.00	$1,022.64	$2.32
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.02% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).
4

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 3.9%
General Dynamics Corp.	123,326	$ 29,743,765
Honeywell International, Inc.	432,571	84,169,665
Howmet Aerospace, Inc.	1,270,542	45,663,280
L3Harris Technologies, Inc.	185,517	46,095,409
Northrop Grumman Corp.	105,045	46,978,225
Raytheon Technologies Corp.	802,390	79,492,777
		$ 332,143,121
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	211,201	$ 48,643,814
Apparel Manufacturers – 1.0%
NIKE, Inc., “B”	650,745	$ 87,564,247
Automotive – 0.4%
Aptiv PLC (a)	284,974	$ 34,114,238
Biotechnology – 0.4%
Illumina, Inc. (a)	91,914	$ 32,114,752
Broadcasting – 0.3%
Discovery Communications, Inc., “C” (a)	849,269	$ 21,206,247
Brokerage & Asset Managers – 2.1%
Charles Schwab Corp.	1,540,113	$ 129,846,927
CME Group, Inc.	196,577	46,757,805
		$ 176,604,732
Business Services – 4.4%
Accenture PLC, “A”	382,909	$ 129,128,402
Cognizant Technology Solutions Corp., “A”	626,725	56,198,431
Fidelity National Information Services, Inc.	625,852	62,848,058
Fiserv, Inc. (a)	704,251	71,411,051
Global Payments, Inc.	343,540	47,010,013
Thoughtworks Holding, Inc. (a)	591,570	12,310,572
		$ 378,906,527
Cable TV – 1.3%
Cable One, Inc.	27,643	$ 40,475,986
Charter Communications, Inc., “A” (a)	134,345	73,287,885
		$ 113,763,871
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 12.3%
Adobe Systems, Inc. (a)	290,476	$ 132,346,675
Atlassian Corp. PLC, “A” (a)	165,458	48,616,524
Black Knight, Inc. (a)	725,406	42,066,294
Cadence Design Systems, Inc. (a)	534,903	87,970,147
Microsoft Corp. (s)	2,037,741	628,255,928
salesforce.com, inc. (a)	530,250	112,582,680
		$ 1,051,838,248
Computer Software - Systems – 4.7%
Apple, Inc. (s)	1,737,779	$ 303,433,591
Constellation Software, Inc.	37,224	63,630,515
NICE Systems Ltd., ADR (a)	151,808	33,245,952
		$ 400,310,058
Construction – 2.1%
AZEK Co., Inc. (a)	907,762	$ 22,548,808
Masco Corp.	756,812	38,597,412
Otis Worldwide Corp.	372,321	28,650,101
Sherwin-Williams Co.	184,835	46,138,513
Vulcan Materials Co.	219,793	40,375,974
		$ 176,310,808
Consumer Products – 1.1%
Colgate-Palmolive Co.	747,784	$ 56,704,461
Kimberly-Clark Corp.	333,552	41,080,264
		$ 97,784,725
Consumer Services – 0.3%
Bright Horizons Family Solutions, Inc. (a)	174,069	$ 23,097,216
Electrical Equipment – 1.5%
Johnson Controls International PLC	1,041,583	$ 68,296,597
TE Connectivity Ltd.	346,976	45,446,917
Vertiv Holdings Co.	1,091,290	15,278,060
		$ 129,021,574
Electronics – 2.8%
Applied Materials, Inc.	699,298	$ 92,167,477
Lam Research Corp.	105,346	56,635,063
NXP Semiconductors N.V.	509,526	94,303,072
		$ 243,105,612
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 3.2%
ConocoPhillips	1,108,093	$ 110,809,300
Diamondback Energy, Inc.	264,372	36,240,114
Hess Corp.	439,142	47,005,760
Pioneer Natural Resources Co.	194,122	48,536,323
Valero Energy Corp.	341,052	34,630,420
		$ 277,221,917
Energy - Renewables – 0.2%
Generac Holdings, Inc. (a)	51,371	$ 15,270,543
Food & Beverages – 2.2%
Hostess Brands, Inc. (a)	993,110	$ 21,788,833
Mondelez International, Inc.	1,003,461	62,997,282
Oatly Group AB, ADR (a)	1,791,131	8,973,566
PepsiCo, Inc.	565,610	94,671,802
		$ 188,431,483
Food & Drug Stores – 0.7%
Wal-Mart Stores, Inc.	378,057	$ 56,300,248
Gaming & Lodging – 0.4%
Marriott International, Inc., “A” (a)	210,742	$ 37,037,907
General Merchandise – 1.2%
Dollar General Corp.	228,347	$ 50,836,893
Dollar Tree, Inc. (a)	323,394	51,791,549
		$ 102,628,442
Health Maintenance Organizations – 1.6%
Cigna Corp.	364,046	$ 87,229,062
Humana, Inc.	107,926	46,966,157
		$ 134,195,219
Insurance – 2.9%
Aon PLC	414,646	$ 135,021,177
Chubb Ltd.	318,720	68,174,208
Reinsurance Group of America, Inc.	315,826	34,570,314
Willis Towers Watson PLC	32,021	7,564,001
		$ 245,329,700
Internet – 7.0%
Alphabet, Inc., “A” (a)(s)	157,248	$ 437,361,725
Alphabet, Inc., “C” (a)	24,462	68,322,121
Meta Platforms, Inc., “A” (a)	401,506	89,278,874
		$ 594,962,720
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.9%
Electronic Arts, Inc.	591,483	$ 74,828,514
Machinery & Tools – 2.0%
Ingersoll Rand, Inc.	1,350,450	$ 67,995,158
PACCAR, Inc.	406,434	35,794,642
Roper Technologies, Inc.	146,810	69,328,086
		$ 173,117,886
Major Banks – 3.6%
JPMorgan Chase & Co.	964,468	$ 131,476,278
Morgan Stanley	1,089,828	95,250,967
PNC Financial Services Group, Inc.	443,525	81,808,186
		$ 308,535,431
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	241,098	$ 58,639,855
McKesson Corp.	219,261	67,122,370
		$ 125,762,225
Medical Equipment – 5.7%
Becton, Dickinson and Co.	251,677	$ 66,946,082
Boston Scientific Corp. (a)	1,730,526	76,644,997
Danaher Corp.	443,453	130,078,068
Envista Holdings Corp. (a)	743,916	36,236,148
Maravai Lifesciences Holdings, Inc., “A” (a)	937,007	33,048,237
Medtronic PLC	735,862	81,643,889
STERIS PLC	240,757	58,207,820
		$ 482,805,241
Natural Gas - Pipeline – 0.2%
Enterprise Products Partners LP	719,519	$ 18,570,785
Network & Telecom – 0.5%
Equinix, Inc., REIT	61,402	$ 45,536,951
Other Banks & Diversified Financials – 4.4%
Moody's Corp.	103,999	$ 35,090,303
Northern Trust Corp.	466,791	54,357,812
Truist Financial Corp.	1,708,722	96,884,537
Visa, Inc., “A”	853,305	189,237,450
		$ 375,570,102
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 4.9%
Eli Lilly & Co.	347,283	$ 99,451,433
Johnson & Johnson	436,020	77,275,825
Merck & Co., Inc.	1,172,578	96,210,025
Vertex Pharmaceuticals, Inc. (a)	351,992	91,859,352
Zoetis, Inc.	303,970	57,325,702
		$ 422,122,337
Railroad & Shipping – 1.5%
Canadian Pacific Railway Ltd.	1,077,272	$ 88,918,031
CSX Corp.	1,088,837	40,776,946
		$ 129,694,977
Real Estate – 0.9%
Extra Space Storage, Inc., REIT	181,123	$ 37,238,889
STORE Capital Corp., REIT	1,383,019	40,425,645
		$ 77,664,534
Restaurants – 1.4%
Starbucks Corp.	888,568	$ 80,833,031
Wendy's Co.	1,691,628	37,165,067
		$ 117,998,098
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	161,726	$ 40,416,945
Axalta Coating Systems Ltd. (a)	1,367,820	33,621,016
DuPont de Nemours, Inc.	912,370	67,132,184
		$ 141,170,145
Specialty Stores – 6.3%
Amazon.com, Inc. (a)(s)	120,242	$ 391,982,908
Home Depot, Inc.	327,472	98,022,194
Ross Stores, Inc.	566,000	51,200,360
		$ 541,205,462
Telecommunications - Wireless – 1.9%
SBA Communications Corp., REIT	294,815	$ 101,445,841
T-Mobile US, Inc. (a)	450,759	57,854,918
		$ 159,300,759
Tobacco – 0.6%
Philip Morris International, Inc. (s)	558,069	$ 52,425,002
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.9%
American Electric Power Co., Inc.	365,018	$ 36,417,846
Duke Energy Corp.	591,964	66,098,700
NextEra Energy, Inc.	759,657	64,350,545
PG&E Corp. (a)	2,529,051	30,196,869
Southern Co.	741,563	53,770,733
		$ 250,834,693
Total Common Stocks (Identified Cost, $5,078,324,022)		$ 8,495,051,111
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $84,587,466)	84,587,466	$ 84,587,466
Securities Sold Short – (0.6)%
Telecommunications - Wireless – (0.6)%
Crown Castle International Corp., REIT (Proceeds Received, $31,963,062)	(247,822)	$ (45,747,941)

Other Assets, Less Liabilities – 0.1%		6,533,449
Net Assets – 100.0%		$ 8,540,424,085

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $84,587,466 and $8,495,051,111, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2022, the fund had cash collateral of $1,151,017 and other liquid securities with an aggregate value of $150,221,708 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 3/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $5,078,324,022)	$8,495,051,111
Investments in affiliated issuers, at value (identified cost, $84,587,466)	84,587,466
Cash	35,895
Deposits with brokers for
Securities sold short	1,151,017
Receivables for
Fund shares sold	8,291,247
Interest and dividends	6,253,403
Other assets	63,553
Total assets	$8,595,433,692
Liabilities
Payables for
Securities sold short, at value (proceeds received, $31,963,062)	$45,747,941
Fund shares reacquired	7,473,678
Payable to affiliates
Investment adviser	199,030
Administrative services fee	3,196
Shareholder servicing costs	1,201,418
Distribution and service fees	24,822
Payable for independent Trustees' compensation	20,363
Accrued expenses and other liabilities	339,159
Total liabilities	$55,009,607
Net assets	$8,540,424,085
Net assets consist of
Paid-in capital	$4,912,984,276
Total distributable earnings (loss)	3,627,439,809
Net assets	$8,540,424,085
Shares of beneficial interest outstanding	149,085,573
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,500,156,051	26,562,369	$56.48
Class B	10,036,058	202,320	49.60
Class C	62,724,332	1,276,720	49.13
Class I	4,628,109,708	79,462,238	58.24
Class R1	3,355,548	69,889	48.01
Class R2	41,043,869	759,539	54.04
Class R3	42,814,136	765,483	55.93
Class R4	14,516,175	257,090	56.46
Class R6	2,237,668,208	39,729,925	56.32

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $59.93 [100 / 94.25 x $56.48]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 3/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$51,605,197
Other	107,641
Dividends from affiliated issuers	21,021
Income on securities loaned	6,093
Foreign taxes withheld	(170,135)
Total investment income	$51,569,817
Expenses
Management fee	$18,130,634
Distribution and service fees	2,518,252
Shareholder servicing costs	2,459,282
Administrative services fee	286,793
Independent Trustees' compensation	49,924
Custodian fee	147,859
Shareholder communications	91,353
Audit and tax fees	29,781
Legal fees	20,985
Dividend and interest expense on securities sold short	671,935
Interest expense and fees	15,547
Miscellaneous	146,285
Total expenses	$24,568,630
Fees paid indirectly	(3)
Reduction of expenses by distributor	(6,820)
Net expenses	$24,561,807
Net investment income (loss)	$27,008,010
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$252,867,246
Foreign currency	(1,235)
Net realized gain (loss)	$252,866,011
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(122,656,196)
Securities sold short	(3,233,978)
Translation of assets and liabilities in foreign currencies	645
Net unrealized gain (loss)	$(125,889,529)
Net realized and unrealized gain (loss)	$126,976,482
Change in net assets from operations	$153,984,492
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21
Change in net assets
From operations
Net investment income (loss)	$27,008,010	$44,576,437
Net realized gain (loss)	252,866,011	427,710,229
Net unrealized gain (loss)	(125,889,529)	1,307,473,496
Change in net assets from operations	$153,984,492	$1,779,760,162
Total distributions to shareholders	$(482,432,725)	$(353,381,538)
Change in net assets from fund share transactions	$386,595,874	$478,783,631
Total change in net assets	$58,147,641	$1,905,162,255
Net assets
At beginning of period	8,482,276,444	6,577,114,189
At end of period	$8,540,424,085	$8,482,276,444
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$58.66	$48.66	$44.50	$46.73	$43.26	$38.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.20	$0.33	$0.37	$0.35	$0.33(c)
Net realized and unrealized gain (loss)	0.98	12.41	5.52	1.90	6.83	6.15
Total from investment operations	$1.10	$12.61	$5.85	$2.27	$7.18	$6.48
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.28)	$(0.35)	$(0.28)	$(0.46)	$(0.38)
From net realized gain	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)
Total distributions declared to shareholders	$(3.28)	$(2.61)	$(1.69)	$(4.50)	$(3.71)	$(2.10)
Net asset value, end of period (x)	$56.48	$58.66	$48.66	$44.50	$46.73	$43.26
Total return (%) (r)(s)(t)(x)	1.62(n)	26.85	13.46	6.46	17.51	17.46(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.78	0.79	0.80	0.82	0.82(c)
Expenses after expense reductions (f)	0.77(a)	0.78	0.78	0.79	0.81	0.82(c)
Net investment income (loss)	0.41(a)	0.37	0.72	0.89	0.81	0.82(c)
Portfolio turnover	10(n)	26	36	32	33	38
Net assets at end of period (000 omitted)	$1,500,156	$1,536,575	$1,290,401	$1,452,740	$1,456,897	$2,643,928
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	0.76(a)	0.76	0.77	0.77	0.80	0.81(c)
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$51.91	$43.39	$39.84	$42.40	$39.55	$35.70
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.19)	$(0.01)	$0.05	$0.03	$0.03(c)
Net realized and unrealized gain (loss)	0.87	11.04	4.93	1.66	6.21	5.64
Total from investment operations	$0.78	$10.85	$4.92	$1.71	$6.24	$5.67
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.03)	$(0.05)	$(0.14)	$(0.10)
From net realized gain	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)
Total distributions declared to shareholders	$(3.09)	$(2.33)	$(1.37)	$(4.27)	$(3.39)	$(1.82)
Net asset value, end of period (x)	$49.60	$51.91	$43.39	$39.84	$42.40	$39.55
Total return (%) (r)(s)(t)(x)	1.21(n)	25.91	12.61	5.63	16.65	16.59(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52(a)	1.53	1.54	1.55	1.57	1.57(c)
Expenses after expense reductions (f)	1.52(a)	1.53	1.54	1.54	1.56	1.57(c)
Net investment income (loss)	(0.35)(a)	(0.39)	(0.03)	0.14	0.06	0.07(c)
Portfolio turnover	10(n)	26	36	32	33	38
Net assets at end of period (000 omitted)	$10,036	$12,047	$13,373	$17,765	$21,445	$22,131
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.51(a)	1.51	1.52	1.52	1.55	1.56(c)
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$51.44	$43.02	$39.53	$42.05	$39.27	$35.48
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.19)	$(0.01)	$0.05	$0.01	$0.03(c)
Net realized and unrealized gain (loss)	0.87	10.94	4.90	1.65	6.17	5.60
Total from investment operations	$0.78	$10.75	$4.89	$1.70	$6.18	$5.63
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.06)	$—	$(0.15)	$(0.12)
From net realized gain	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)
Total distributions declared to shareholders	$(3.09)	$(2.33)	$(1.40)	$(4.22)	$(3.40)	$(1.84)
Net asset value, end of period (x)	$49.13	$51.44	$43.02	$39.53	$42.05	$39.27
Total return (%) (r)(s)(t)(x)	1.23(n)	25.90	12.62	5.64	16.62	16.61(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52(a)	1.53	1.55	1.55	1.57	1.57(c)
Expenses after expense reductions (f)	1.52(a)	1.53	1.54	1.55	1.56	1.57(c)
Net investment income (loss)	(0.34)(a)	(0.38)	(0.03)	0.13	0.03	0.07(c)
Portfolio turnover	10(n)	26	36	32	33	38
Net assets at end of period (000 omitted)	$62,724	$68,140	$70,785	$71,371	$78,122	$133,255
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.51(a)	1.51	1.53	1.53	1.55	1.56(c)
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$60.47	$50.09	$45.74	$48.03	$44.35	$39.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.35	$0.45	$0.49	$0.50	$0.44(c)
Net realized and unrealized gain (loss)	1.00	12.77	5.70	1.93	6.99	6.29
Total from investment operations	$1.20	$13.12	$6.15	$2.42	$7.49	$6.73
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.41)	$(0.46)	$(0.49)	$(0.56)	$(0.47)
From net realized gain	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)
Total distributions declared to shareholders	$(3.43)	$(2.74)	$(1.80)	$(4.71)	$(3.81)	$(2.19)
Net asset value, end of period (x)	$58.24	$60.47	$50.09	$45.74	$48.03	$44.35
Total return (%) (r)(s)(t)(x)	1.72(n)	27.16	13.76	6.68	17.83	17.74(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.53	0.55	0.55	0.57	0.57(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	0.57(c)
Net investment income (loss)	0.66(a)	0.62	0.97	1.13	1.09	1.07(c)
Portfolio turnover	10(n)	26	36	32	33	38
Net assets at end of period (000 omitted)	$4,628,110	$4,577,919	$3,492,027	$2,835,696	$2,752,743	$1,065,739
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	0.51(a)	0.51	0.53	0.53	0.56	0.56(c)
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$50.34	$42.14	$38.72	$41.37	$38.69	$34.99
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.18)	$(0.02)	$0.04	$0.03	$0.02(c)
Net realized and unrealized gain (loss)	0.85	10.71	4.81	1.60	6.06	5.52
Total from investment operations	$0.76	$10.53	$4.79	$1.64	$6.09	$5.54
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.03)	$(0.07)	$(0.16)	$(0.12)
From net realized gain	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)
Total distributions declared to shareholders	$(3.09)	$(2.33)	$(1.37)	$(4.29)	$(3.41)	$(1.84)
Net asset value, end of period (x)	$48.01	$50.34	$42.14	$38.72	$41.37	$38.69
Total return (%) (r)(s)(t)(x)	1.21(n)	25.92	12.62	5.62	16.64	16.59(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52(a)	1.53	1.54	1.55	1.57	1.57(c)
Expenses after expense reductions (f)	1.52(a)	1.53	N/A	N/A	N/A	1.57(c)
Net investment income (loss)	(0.34)(a)	(0.39)	(0.04)	0.12	0.07	0.07(c)
Portfolio turnover	10(n)	26	36	32	33	38
Net assets at end of period (000 omitted)	$3,356	$3,416	$3,596	$4,187	$4,947	$4,189
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.51(a)	1.51	1.53	1.53	1.56	1.56(c)
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$56.29	$46.78	$42.85	$45.23	$41.97	$37.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.20	$0.25	$0.24	$0.22(c)
Net realized and unrealized gain (loss)	0.93	11.92	5.33	1.82	6.60	5.98
Total from investment operations	$0.98	$11.98	$5.53	$2.07	$6.84	$6.20
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.14)	$(0.26)	$(0.23)	$(0.33)	$(0.28)
From net realized gain	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)
Total distributions declared to shareholders	$(3.23)	$(2.47)	$(1.60)	$(4.45)	$(3.58)	$(2.00)
Net asset value, end of period (x)	$54.04	$56.29	$46.78	$42.85	$45.23	$41.97
Total return (%) (r)(s)(t)(x)	1.48(n)	26.53	13.19	6.18	17.21	17.19(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)	1.03	1.04	1.05	1.07	1.07(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	1.07(c)
Net investment income (loss)	0.16(a)	0.12	0.47	0.63	0.56	0.57(c)
Portfolio turnover	10(n)	26	36	32	33	38
Net assets at end of period (000 omitted)	$41,044	$43,862	$19,726	$21,738	$21,137	$26,054
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.01(a)	1.02	1.03	1.03	1.06	1.06(c)
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$58.12	$48.23	$44.12	$46.46	$43.02	$38.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.20	$0.32	$0.37	$0.36	$0.33(c)
Net realized and unrealized gain (loss)	0.96	12.29	5.48	1.86	6.77	6.11
Total from investment operations	$1.08	$12.49	$5.80	$2.23	$7.13	$6.44
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.27)	$(0.35)	$(0.35)	$(0.44)	$(0.37)
From net realized gain	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)
Total distributions declared to shareholders	$(3.27)	$(2.60)	$(1.69)	$(4.57)	$(3.69)	$(2.09)
Net asset value, end of period (x)	$55.93	$58.12	$48.23	$44.12	$46.46	$43.02
Total return (%) (r)(s)(t)(x)	1.61(n)	26.85	13.46	6.44	17.50	17.46(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.78	0.79	0.80	0.82	0.82(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	0.82(c)
Net investment income (loss)	0.41(a)	0.37	0.72	0.88	0.81	0.83(c)
Portfolio turnover	10(n)	26	36	32	33	38
Net assets at end of period (000 omitted)	$42,814	$43,493	$40,434	$44,941	$45,930	$45,780
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	0.76(a)	0.76	0.78	0.78	0.81	0.81(c)
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$58.72	$48.71	$44.53	$46.88	$43.31	$38.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.34	$0.43	$0.47	$0.43	$0.43(c)
Net realized and unrealized gain (loss)	0.98	12.40	5.55	1.88	6.88	6.16
Total from investment operations	$1.17	$12.74	$5.98	$2.35	$7.31	$6.59
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.40)	$(0.46)	$(0.48)	$(0.49)	$(0.47)
From net realized gain	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)
Total distributions declared to shareholders	$(3.43)	$(2.73)	$(1.80)	$(4.70)	$(3.74)	$(2.19)
Net asset value, end of period (x)	$56.46	$58.72	$48.71	$44.53	$46.88	$43.31
Total return (%) (r)(s)(t)(x)	1.72(n)	27.16	13.76	6.69	17.84	17.77(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.53	0.54	0.55	0.57	0.57(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	0.57(c)
Net investment income (loss)	0.66(a)	0.62	0.97	1.13	0.97	1.08(c)
Portfolio turnover	10(n)	26	36	32	33	38
Net assets at end of period (000 omitted)	$14,516	$16,260	$14,246	$16,869	$17,148	$49,141
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	0.51(a)	0.51	0.53	0.53	0.56	0.56(c)
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$58.60	$48.62	$44.44	$46.82	$43.33	$38.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.38	$0.47	$0.50	$0.51	$0.46(c)
Net realized and unrealized gain (loss)	0.98	12.37	5.53	1.86	6.83	6.16
Total from investment operations	$1.19	$12.75	$6.00	$2.36	$7.34	$6.62
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.44)	$(0.48)	$(0.52)	$(0.60)	$(0.51)
From net realized gain	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)	(1.72)
Total distributions declared to shareholders	$(3.47)	$(2.77)	$(1.82)	$(4.74)	$(3.85)	$(2.23)
Net asset value, end of period (x)	$56.32	$58.60	$48.62	$44.44	$46.82	$43.33
Total return (%) (r)(s)(t)(x)	1.76(n)	27.25	13.85	6.75	17.92	17.86(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46(a)	0.46	0.48	0.48	0.48	0.49(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	0.49(c)
Net investment income (loss)	0.73(a)	0.68	1.04	1.19	1.15	1.16(c)
Portfolio turnover	10(n)	26	36	32	33	38
Net assets at end of period (000 omitted)	$2,237,668	$2,180,565	$1,632,527	$1,433,024	$1,441,866	$1,393,491
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	0.44(a)	0.45	0.46	0.46	0.47	0.47(c)

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate,
24

Notes to Financial Statements (unaudited) - continued
maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
25

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$8,495,051,111	$—	$—	$8,495,051,111
Mutual Funds	84,587,466	—	—	84,587,466
Total	$8,579,638,577	$—	$—	$8,579,638,577
Securities Sold Short	$(45,747,941)	$—	$—	$(45,747,941)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended March 31, 2022, this expense amounted to $671,935. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only
26

Notes to Financial Statements (unaudited) - continued
to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
27

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes and partnership adjustments.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/21
Ordinary income (including any short-term capital gains)	$58,736,825
Long-term capital gains	294,644,713
Total distributions	$353,381,538
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/22
Cost of investments	$5,180,994,434
Gross appreciation	3,548,213,258
Gross depreciation	(149,569,115)
Net unrealized appreciation (depreciation)	$3,398,644,143
As of 9/30/21
Undistributed ordinary income	79,310,771
Undistributed long-term capital gain	349,730,737
Other temporary differences	15,740,186
Net unrealized appreciation (depreciation)	3,511,106,348
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
28

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/22	Year ended 9/30/21
Class A	$85,011,554	$67,772,858
Class B	683,436	678,032
Class C	3,981,765	3,758,024
Class I	258,213,877	184,417,277
Class R1	207,362	154,178
Class R2	2,424,401	965,562
Class R3	2,423,554	2,113,247
Class R4	906,505	792,558
Class R6	128,580,271	92,729,802
Total	$482,432,725	$353,381,538
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.43%
In excess of $5 billion and up to $10 billion	0.40%
In excess of $10 billion	0.37%
The management fee incurred for the six months ended March 31, 2022 was equivalent to an annual effective rate of 0.42% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $46,139 for the six months ended March 31, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
29

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,942,814
Class B	0.75%	0.25%	1.00%	1.00%	57,509
Class C	0.75%	0.25%	1.00%	1.00%	336,506
Class R1	0.75%	0.25%	1.00%	1.00%	17,353
Class R2	0.25%	0.25%	0.50%	0.50%	108,629
Class R3	—	0.25%	0.25%	0.25%	55,441
Total Distribution and Service Fees					$2,518,252
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2022, this rebate amounted to $6,751, $60, $6, and $3 for Class A, Class B, Class C, and Class R1, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2022, were as follows:
Amount
Class A	$1,450
Class B	3,121
Class C	2,163
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2022, the fee was $230,131, which equated to 0.0053% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,229,151.
30

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2022 was equivalent to an annual effective rate of 0.0066% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a net decrease in pension expense of $44 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2022. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,814 at March 31, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2022, this reimbursement amounted to $107,641, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2022, purchases and sales of investments, other than short sales and short-term obligations, aggregated $867,723,048 and $905,378,299, respectively.
31

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/22		Year ended 9/30/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	619,032	$35,935,227	1,313,253	$71,287,336
Class B	982	50,880	3,231	160,404
Class C	75,768	3,890,183	188,990	9,089,790
Class I	7,593,638	452,599,217	23,675,631	1,305,128,456
Class R1	2,187	109,744	2,812	132,274
Class R2	59,430	3,314,544	506,350	28,710,716
Class R3	94,597	5,307,457	106,727	5,598,895
Class R4	28,727	1,713,566	40,205	2,171,262
Class R6	1,411,928	80,146,854	4,722,739	266,568,742
	9,886,289	$583,067,672	30,559,938	$1,688,847,875
Shares issued to shareholders in reinvestment of distributions
Class A	1,321,134	$78,290,521	1,254,465	$62,535,102
Class B	12,948	675,501	15,181	673,937
Class C	73,864	3,816,563	82,820	3,642,408
Class I	4,189,873	255,875,509	3,558,639	182,487,033
Class R1	4,106	207,361	3,583	154,178
Class R2	42,696	2,422,998	20,034	960,037
Class R3	41,294	2,423,554	42,787	2,113,247
Class R4	14,051	831,800	14,773	735,552
Class R6	2,154,549	127,204,589	1,825,081	90,651,764
	7,854,515	$471,748,396	6,817,363	$343,953,258
Shares reacquired
Class A	(1,570,742)	$(91,876,508)	(2,891,567)	$(156,164,737)
Class B	(43,678)	(2,225,792)	(94,521)	(4,570,173)
Class C	(197,558)	(10,020,937)	(592,574)	(28,172,778)
Class I	(8,031,130)	(483,937,054)	(21,243,735)	(1,177,600,668)
Class R1	(4,260)	(213,876)	(23,864)	(1,066,978)
Class R2	(121,854)	(6,804,212)	(168,829)	(8,821,278)
Class R3	(118,726)	(6,666,749)	(239,523)	(12,837,540)
Class R4	(62,605)	(3,671,875)	(70,543)	(3,744,743)
Class R6	(1,049,291)	(62,803,191)	(2,915,000)	(161,038,607)
	(11,199,844)	$(668,220,194)	(28,240,156)	$(1,554,017,502)
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/22		Year ended 9/30/21
	Shares	Amount	Shares	Amount
Net change
Class A	369,424	$22,349,240	(323,849)	$(22,342,299)
Class B	(29,748)	(1,499,411)	(76,109)	(3,735,832)
Class C	(47,926)	(2,314,191)	(320,764)	(15,440,580)
Class I	3,752,381	224,537,672	5,990,535	310,014,821
Class R1	2,033	103,229	(17,469)	(780,526)
Class R2	(19,728)	(1,066,670)	357,555	20,849,475
Class R3	17,165	1,064,262	(90,009)	(5,125,398)
Class R4	(19,827)	(1,126,509)	(15,565)	(837,929)
Class R6	2,517,186	144,548,252	3,632,820	196,181,899
	6,540,960	$386,595,874	9,137,145	$478,783,631
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 8%, 7%, 3%, and 3%, respectively, of the value of outstanding voting shares of the fund.
In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2022, the fund’s commitment fee and interest expense were $15,547 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
33

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$90,355,775	$449,397,735	$455,166,044	$—	$—	$84,587,466

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$21,021	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
34

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
35

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
36

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Kansas City, MO 64105-1407

Semiannual Report
March 31, 2022
MFS®  Total Return Fund
MTR-SEM

MFS® Total Return Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and tighter financial conditions have led to increased volatility.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia's invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
May 13, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
U.S. Treasury Note 5 yr Future - JUN 2022	3.1%
U.S. Treasury Notes, 1.375%, 1/31/2025	2.7%
Microsoft Corp.	2.3%
U.S. Treasury Notes, 0.375%, 11/30/2025	2.1%
Goldman Sachs Group, Inc.	2.1%
U.S. Treasury Notes, 2.375%, 11/15/2049	1.8%
Charles Schwab Corp.	1.8%
Johnson & Johnson	1.8%
UMBS, TBA, 2%, 30 year	1.6%
U.S. Treasury Ultra Note 10 yr Future - JUN 2022	(3.2)%
Composition including fixed income credit quality (a)(i)
AAA	4.1%
AA	1.9%
A	4.6%
BBB	9.4%
BB	0.1%
B (o)	0.0%
CCC (o)	0.0%
U.S. Government	9.2%
Federal Agencies	10.1%
Not Rated	1.2%
Non-Fixed Income	59.1%
Cash & Cash Equivalents	1.5%
Other	(1.2)%
GICS equity sectors (g)
Financials	14.7%
Health Care	9.8%
Industrials	8.7%
Information Technology	8.2%
Consumer Staples	4.9%
Communication Services	3.4%
Utilities	2.2%
Energy	2.1%
Consumer Discretionary	2.0%
Materials	2.0%
Convertible Debt	0.8%
Real Estate	0.3%

Portfolio Composition - continued
Fixed income sectors (i)
Investment Grade Corporates	13.9%
U.S. Treasury Securities	10.4%
Mortgage-Backed Securities	10.1%
Collateralized Debt Obligations	3.1%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	0.3%
Emerging Markets Bonds	0.3%
Municipal Bonds	0.3%
Non-U.S. Government Bonds	0.1%
High Yield Corporates (o)	0.0%
U.S. Government Agencies (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Portfolio Composition - continued
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2021 through March 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2021 through March 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.71%	$1,000.00	$999.24	$3.54
	Hypothetical (h)	0.71%	$1,000.00	$1,021.39	$3.58
B	Actual	1.47%	$1,000.00	$995.38	$7.31
	Hypothetical (h)	1.47%	$1,000.00	$1,017.60	$7.39
C	Actual	1.47%	$1,000.00	$994.98	$7.31
	Hypothetical (h)	1.47%	$1,000.00	$1,017.60	$7.39
I	Actual	0.47%	$1,000.00	$1,000.00	$2.34
	Hypothetical (h)	0.47%	$1,000.00	$1,022.59	$2.37
R1	Actual	1.47%	$1,000.00	$994.99	$7.31
	Hypothetical (h)	1.47%	$1,000.00	$1,017.60	$7.39
R2	Actual	0.97%	$1,000.00	$997.49	$4.83
	Hypothetical (h)	0.97%	$1,000.00	$1,020.09	$4.89
R3	Actual	0.72%	$1,000.00	$999.23	$3.59
	Hypothetical (h)	0.72%	$1,000.00	$1,021.34	$3.63
R4	Actual	0.47%	$1,000.00	$1,000.00	$2.34
	Hypothetical (h)	0.47%	$1,000.00	$1,022.59	$2.37
R6	Actual	0.39%	$1,000.00	$1,000.39	$1.95
	Hypothetical (h)	0.39%	$1,000.00	$1,022.99	$1.97
529A	Actual	0.74%	$1,000.00	$998.65	$3.69
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratios above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 57.7%
Aerospace & Defense – 2.3%
Honeywell International, Inc.	384,835	$ 74,881,194
Howmet Aerospace, Inc.	921,361	33,113,715
L3Harris Technologies, Inc.	233,498	58,017,248
Northrop Grumman Corp.	64,463	28,829,143
		$ 194,841,300
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	121,487	$ 27,980,886
Automotive – 1.3%
Aptiv PLC (a)	221,723	$ 26,542,460
Lear Corp.	257,969	36,783,800
LKQ Corp.	898,080	40,781,813
		$ 104,108,073
Broadcasting – 0.3%
Discovery Communications, Inc., “C” (a)	654,776	$ 16,349,757
Omnicom Group, Inc.	101,799	8,640,699
		$ 24,990,456
Brokerage & Asset Managers – 2.8%
Cboe Global Markets, Inc.	237,435	$ 27,167,313
Charles Schwab Corp.	1,739,452	146,653,198
Invesco Ltd.	1,387,153	31,987,748
NASDAQ, Inc.	166,542	29,677,784
		$ 235,486,043
Business Services – 2.7%
Accenture PLC, “A”	140,340	$ 47,326,858
Amdocs Ltd.	536,203	44,081,249
Cognizant Technology Solutions Corp., “A”	421,245	37,773,039
Equifax, Inc.	55,292	13,109,733
Fidelity National Information Services, Inc.	460,768	46,270,323
Fiserv, Inc. (a)	357,681	36,268,853
		$ 224,830,055
Cable TV – 1.6%
Comcast Corp., “A”	2,820,587	$ 132,059,883
Chemicals – 0.5%
PPG Industries, Inc.	346,567	$ 45,424,537

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.6%
Microsoft Corp.	622,331	$ 191,870,871
Oracle Corp.	274,980	22,749,095
		$ 214,619,966
Construction – 1.7%
Masco Corp.	1,233,680	$ 62,917,680
Stanley Black & Decker, Inc.	347,906	48,633,780
Vulcan Materials Co.	150,404	27,629,215
		$ 139,180,675
Consumer Products – 0.6%
Colgate-Palmolive Co.	365,568	$ 27,721,021
Kimberly-Clark Corp.	178,667	22,004,628
		$ 49,725,649
Consumer Services – 0.2%
Booking Holdings, Inc. (a)	6,500	$ 15,264,925
Electrical Equipment – 1.2%
Johnson Controls International PLC	1,420,077	$ 93,114,449
TE Connectivity Ltd.	64,581	8,458,819
		$ 101,573,268
Electronics – 2.7%
Applied Materials, Inc.	357,950	$ 47,177,810
Intel Corp.	1,208,579	59,897,175
NXP Semiconductors N.V.	187,391	34,682,326
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	318,044	33,159,268
Texas Instruments, Inc.	287,055	52,668,851
		$ 227,585,430
Energy - Independent – 2.1%
ConocoPhillips	746,578	$ 74,657,800
Hess Corp.	503,227	53,865,418
Pioneer Natural Resources Co.	193,247	48,317,547
		$ 176,840,765
Food & Beverages – 2.0%
Archer Daniels Midland Co.	344,065	$ 31,055,307
Danone S.A.	360,239	19,844,805
General Mills, Inc.	391,376	26,503,983
J.M. Smucker Co.	111,560	15,106,340
Mondelez International, Inc.	322,827	20,267,079
Nestle S.A.	188,684	24,495,110

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
PepsiCo, Inc.	152,740	$ 25,565,621
		$ 162,838,245
Food & Drug Stores – 0.7%
Wal-Mart Stores, Inc.	363,937	$ 54,197,498
General Merchandise – 0.1%
Dollar Tree, Inc. (a)	73,439	$ 11,761,256
Health Maintenance Organizations – 1.5%
Cigna Corp.	529,873	$ 126,962,870
Insurance – 3.6%
Aon PLC	278,363	$ 90,643,344
Chubb Ltd.	424,056	90,705,578
Travelers Cos., Inc.	288,863	52,783,936
Willis Towers Watson PLC	272,818	64,445,068
		$ 298,577,926
Internet – 0.5%
Alphabet, Inc., “A” (a)	15,581	$ 43,336,214
Leisure & Toys – 0.3%
Electronic Arts, Inc.	185,390	$ 23,453,689
Machinery & Tools – 2.5%
Eaton Corp. PLC	735,520	$ 111,622,515
Ingersoll Rand, Inc.	948,891	47,776,662
PACCAR, Inc.	312,313	27,505,406
Regal Rexnord Corp.	169,166	25,168,517
		$ 212,073,100
Major Banks – 6.2%
Bank of America Corp.	2,875,783	$ 118,539,775
Goldman Sachs Group, Inc.	519,246	171,403,105
JPMorgan Chase & Co.	914,039	124,601,797
Morgan Stanley	593,433	51,866,044
PNC Financial Services Group, Inc.	290,958	53,667,203
		$ 520,077,924
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	89,981	$ 21,885,179
McKesson Corp.	187,089	57,273,555
Quest Diagnostics, Inc.	274,408	37,555,479
		$ 116,714,213

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.5%
Becton, Dickinson and Co.	97,193	$ 25,853,338
Danaher Corp.	237,275	69,599,876
Medtronic PLC	677,575	75,176,946
Thermo Fisher Scientific, Inc.	70,366	41,561,678
		$ 212,191,838
Metals & Mining – 0.2%
Rio Tinto PLC	207,370	$ 16,449,823
Other Banks & Diversified Financials – 2.0%
Northern Trust Corp.	281,778	$ 32,813,048
Truist Financial Corp.	1,964,065	111,362,486
U.S. Bancorp	460,493	24,475,203
		$ 168,650,737
Pharmaceuticals – 4.4%
Bayer AG	211,173	$ 14,447,869
Johnson & Johnson	825,889	146,372,307
Merck & Co., Inc.	1,311,532	107,611,201
Organon & Co.	575,728	20,110,179
Roche Holding AG	104,004	41,131,015
Vertex Pharmaceuticals, Inc. (a)	133,876	34,937,620
		$ 364,610,191
Railroad & Shipping – 1.3%
Union Pacific Corp.	380,423	$ 103,935,368
Real Estate – 0.3%
STORE Capital Corp., REIT	786,928	$ 23,001,905
Restaurants – 0.2%
Wendy's Co.	856,434	$ 18,815,855
Specialty Chemicals – 1.0%
Axalta Coating Systems Ltd. (a)	1,579,778	$ 38,830,943
DuPont de Nemours, Inc.	557,541	41,023,867
		$ 79,854,810
Specialty Stores – 0.2%
Home Depot, Inc.	32,944	$ 9,861,128
Ross Stores, Inc.	107,061	9,684,738
		$ 19,545,866
Telecommunications - Wireless – 0.7%
T-Mobile US, Inc. (a)	468,427	$ 60,122,605

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 1.0%
Philip Morris International, Inc.	854,780	$ 80,298,033
Utilities - Electric Power – 2.2%
Duke Energy Corp.	488,069	$ 54,497,784
Exelon Corp.	865,416	41,219,764
PG&E Corp. (a)	2,675,587	31,946,509
Southern Co.	781,502	56,666,710
		$ 184,330,767
Total Common Stocks (Identified Cost, $2,720,563,603)		$ 4,816,312,644
Bonds – 39.2%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,048,000	$ 3,003,398
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,837,000	1,856,623
Raytheon Technologies Corp., 4.125%, 11/16/2028	4,900,000	5,121,983
		$ 9,982,004
Apparel Manufacturers – 0.0%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$2,500,000	$ 2,433,916
Asset-Backed & Securitized – 5.5%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 2.191% (LIBOR - 1mo. + 1.75%), 1/15/2037 (z)	$6,082,500	$ 5,998,635
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.791% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	7,806,564	7,761,887
Arbor Realty Trust, Inc., CLO, 2020-FL1, “AS”, FLR, 1.815% (LIBOR - 1mo. + 1.4%), 2/15/2035 (n)	3,610,000	3,590,881
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 1.596% (LIBOR - 1mo. + 1.2%) 12/15/2035 (n)	6,771,500	6,637,167
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.996% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	1,950,000	1,923,958
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 1.996% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	5,818,000	5,753,763
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 2.149% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	16,706,500	16,631,536
AREIT 2019-CRE3 Trust, “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	10,151,500	10,109,706
AREIT 2022-CRE6 Trust, “B”, FLR, 1.9% (SOFR - 30 day + 1.85%), 11/17/2024 (n)	10,151,500	10,105,828
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.047% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	1,428,303	1,597,222
BDS 2019-FL4 Ltd., “A”, FLR, 1.541% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	4,538,728	4,527,586

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 1.697% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)	$17,122,500	$ 16,858,848
BSPRT 2021-FL7 Issuer Ltd., “A”, FLR, 1.291% (LIBOR - 1mo. + 0.85%), 2/15/2037 (n)	46,423	45,878
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 2.446% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	2,794,000	2,745,572
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 2.1% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	5,979,000	5,951,932
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	3,933,258	3,657,640
BXMT 2021-FL4 Ltd., “AS”, FLR, 1.696% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	16,816,500	16,548,785
CHCP 2021-FL1 Ltd., “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%) 2/15/2038 (n)	7,049,000	6,962,818
Columbia Cent CLO 28 Ltd., “A-2-R”, 2.015%, 11/07/2030 (n)	11,264,069	11,089,544
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	6,989,300
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	9,727,509
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	11,140,432
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	3,623,000	3,433,289
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,535,877
Cutwater 2015-1A Ltd., “AR”, FLR, 1.461% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	7,019,125	7,013,685
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 1.141% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	8,177,837	8,131,035
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.261% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	11,647,598	11,535,175
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	265,901	282,860
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,668,925
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	13,270,974
Ladder Capital Commercial Mortgage Securities LLC, “B”, FLR, 2.296% (LIBOR - 1mo. + 1.9%), 12/13/2038 (n)	8,231,500	8,160,610
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 2.147% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	16,915,500	16,599,491
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 1.041% (LIBOR - 3mo. + 0.8%), 1/18/2028 (n)	4,590,043	4,561,465
MF1 2020-FL4 Ltd., “A”, FLR, 2.143% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	5,349,000	5,294,390
MF1 2021-FL5 Ltd., “AS”, FLR, 1.643% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	17,497,000	17,157,348

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2022-FL8 Ltd., “B”, FLR, 2% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	$7,392,231	$ 7,368,644
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 1.949% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	12,682,806	12,528,938
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,216,016
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	3,903,759	3,928,393
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 1.591% (LIBOR - 3mo. + 1.35%), 10/15/2029 (n)	5,618,950	5,557,276
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 1.401% (LIBOR - 3mo. + 1.16%), 7/15/2034 (n)	5,725,000	5,688,864
Oaktree CLO 2015-1A Ltd., “A2AR”, FLR, 1.604% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	2,435,945	2,430,637
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 2.008% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	16,678,518	16,401,171
PFP III 2021-7 Ltd., “AS”, FLR, 1.547% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	12,525,375	12,382,987
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 1.457% (LIBOR - 1mo. + 1%), 4/25/2038 (z)	9,682,230	9,608,868
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 2.256% (LIBOR - 1mo. + 1.8%), 11/25/2036 (z)	3,695,000	3,652,555
Residential Funding Mortgage Securities, Inc., FGIC, 4.435%, 12/25/2035	142,765	142,553
Santander Retail Auto Lease Trust, 2020-A, “B”, 1.88%, 3/20/2024 (n)	4,984,000	4,977,160
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 2.07% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	17,154,000	17,077,478
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 1.641% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	16,676,500	16,491,874
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	30,000,000	30,049,530
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	7,465,644	7,176,977
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	7,967,000	7,946,535
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 1.691% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	6,439,259	6,385,852
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,459,312
		$ 458,473,171

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 0.6%
General Motors Co., 6.75%, 4/01/2046	$2,985,000	$ 3,594,997
Hyundai Capital America, 2.65%, 2/10/2025 (n)	3,063,000	2,967,653
Hyundai Capital America, 3%, 2/10/2027 (n)	6,244,000	5,963,350
Lear Corp., 3.8%, 9/15/2027	2,762,000	2,764,291
Lear Corp., 4.25%, 5/15/2029	2,537,000	2,568,384
Magna International, Inc., 2.45%, 6/15/2030	7,173,000	6,608,413
Stellantis N.V., 2.691%, 9/15/2031 (n)	11,295,000	9,914,325
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	12,752,000	12,711,972
		$ 47,093,385
Broadcasting – 0.3%
Magallanes, Inc., 5.05%, 3/15/2042 (n)	$6,397,000	$ 6,525,133
Magallanes, Inc., 5.141%, 3/15/2052 (n)	5,588,000	5,717,053
Walt Disney Co., 3.5%, 5/13/2040	11,311,000	11,016,798
		$ 23,258,984
Brokerage & Asset Managers – 0.2%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$3,038,000	$ 3,152,193
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,958,000	6,336,804
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	2,066,000	1,784,286
Raymond James Financial, Inc., 4.95%, 7/15/2046	5,992,000	6,709,479
		$ 17,982,762
Building – 0.2%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$2,501,000	$ 2,512,133
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	730,000	666,503
Masco Corp., 2%, 2/15/2031	13,605,000	11,801,490
Vulcan Materials Co., 3.5%, 6/01/2030	1,246,000	1,235,796
		$ 16,215,922
Business Services – 0.6%
Equinix, Inc., 2.625%, 11/18/2024	$9,037,000	$ 8,907,782
Equinix, Inc., 1.8%, 7/15/2027	5,883,000	5,348,775
Experian Finance PLC, 4.25%, 2/01/2029 (n)	4,705,000	4,914,895
Fiserv, Inc., 2.65%, 6/01/2030	2,445,000	2,256,593
Global Payments, Inc., 1.2%, 3/01/2026	7,558,000	6,962,966
RELX Capital, Inc., 3%, 5/22/2030	2,015,000	1,925,200
S&P Global, Inc., 4.25%, 5/01/2029 (n)	2,742,000	2,887,508
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	5,676,000	5,048,252
Verisk Analytics, Inc., 4.125%, 3/15/2029	7,035,000	7,253,928
Western Union Co., 2.85%, 1/10/2025	1,860,000	1,838,573
		$ 47,344,472

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$4,865,000	$ 5,045,059
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	3,413,000	3,855,773
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,803,000	5,654,186
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,390,000	1,423,209
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,724,000	5,762,605
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	4,310,000	3,695,890
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,553,000	8,555,212
		$ 33,991,934
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$5,474,000	$ 5,017,802
Sherwin-Williams Co., 2.3%, 5/15/2030	5,104,000	4,666,964
		$ 9,684,766
Computer Software – 0.1%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$5,400,000	$ 5,664,031
Conglomerates – 0.3%
Carrier Global Corp., 3.377%, 4/05/2040	$10,528,000	$ 9,569,565
Roper Technologies, Inc., 4.2%, 9/15/2028	2,435,000	2,520,368
Roper Technologies, Inc., 2.95%, 9/15/2029	1,537,000	1,481,508
Roper Technologies, Inc., 2%, 6/30/2030	4,923,000	4,370,425
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	966,000	983,824
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	2,623,000	2,560,672
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	6,723,000	7,075,665
		$ 28,562,027
Consumer Products – 0.1%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029 (n)	$6,157,000	$ 6,094,253
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$4,593,000	$ 4,981,497
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,742,000	$ 2,518,162
Electronics – 0.4%
Broadcom, Inc., 4.15%, 11/15/2030	$4,537,000	$ 4,598,199
Broadcom, Inc., 4.3%, 11/15/2032	5,034,000	5,108,334
Broadcom, Inc., 3.469%, 4/15/2034 (n)	3,962,000	3,669,332
Broadcom, Inc., 3.187%, 11/15/2036 (n)	8,696,000	7,548,901

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Intel Corp., 4.75%, 3/25/2050	$3,495,000	$ 4,070,048
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031 (n)	7,167,000	6,436,286
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041 (n)	6,143,000	5,417,034
		$ 36,848,134
Energy - Independent – 0.0%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$1,158,000	$ 1,174,730
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$13,688,000	$ 12,881,808
Cenovus Energy, Inc., 5.375%, 7/15/2025	1,634,000	1,723,013
Eni S.p.A., 4.75%, 9/12/2028 (n)	11,589,000	12,099,830
		$ 26,704,651
Financial Institutions – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,093,000	$ 1,107,766
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	13,587,000	12,567,327
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,729,000	7,488,776
Air Lease Corp., 2.2%, 1/15/2027	4,561,000	4,221,073
Air Lease Corp., 2.875%, 1/15/2032	5,987,000	5,360,379
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,217,664
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,097,000	6,675,677
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,867,000	5,182,634
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,057,000	2,105,313
		$ 46,926,609
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$9,558,000	$ 13,932,624
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	2,398,000	2,519,752
Constellation Brands, Inc., 3.5%, 5/09/2027	9,041,000	9,058,220
Diageo Capital PLC, 2.375%, 10/24/2029	8,369,000	7,922,951
General Mills, Inc., 4%, 4/17/2025	6,879,000	7,021,641
General Mills, Inc., 2.875%, 4/15/2030	1,416,000	1,360,257
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	1,157,000	1,121,426
		$ 42,936,871
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,014,000	$ 5,267,558
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,905,000	2,663,891
Marriott International, Inc., 4%, 4/15/2028	5,953,000	5,962,506
Marriott International, Inc., 4.625%, 6/15/2030	6,716,000	6,955,699

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Marriott International, Inc., 2.85%, 4/15/2031	$23,000	$ 20,992
Marriott International, Inc., 2.75%, 10/15/2033	5,250,000	4,633,247
		$ 25,503,893
Insurance – 0.5%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$8,910,000	$ 8,861,513
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	12,115,000	12,097,070
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	20,057,000	19,898,176
		$ 40,856,759
Insurance - Health – 0.1%
Humana, Inc., 3.7%, 3/23/2029	$6,169,000	$ 6,189,364
UnitedHealth Group, Inc., 3.5%, 8/15/2039	1,189,000	1,179,453
		$ 7,368,817
Insurance - Property & Casualty – 0.4%
American International Group, Inc., 3.75%, 7/10/2025	$6,297,000	$ 6,398,528
Aon Corp., 3.75%, 5/02/2029	13,224,000	13,521,365
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	1,057,000	973,453
Brown & Brown, Inc., 4.2%, 3/17/2032	7,012,000	7,124,616
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	1,216,000	1,140,238
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,061,000	2,895,310
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	2,598,000	2,852,652
		$ 34,906,162
International Market Quasi-Sovereign – 0.1%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$10,140,000	$ 10,158,564
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$5,288,000	$ 5,392,979
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,381,258
		$ 6,774,237
Major Banks – 3.0%
Bank of America Corp., 3.004%, 12/20/2023	$1,671,000	$ 1,675,219
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	4,937,000	4,939,492
Bank of America Corp., 3.5%, 4/19/2026	8,221,000	8,322,893
Bank of America Corp., 2.572%, 10/20/2032	11,722,000	10,651,354
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	10,104,000	9,164,655
Capital One Financial Corp., 3.75%, 3/09/2027	5,440,000	5,482,840
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	12,356,000	11,930,403

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	$4,933,000	$ 4,449,059
Deutsche Bank, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,877,000	2,636,530
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	19,575,000	18,157,972
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	10,568,000	9,360,107
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	3,604,000	3,230,085
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	1,426,000	1,351,848
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	14,911,000	15,101,800
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	3,414,000	3,225,960
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	1,814,000	1,697,354
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	17,652,000	16,129,445
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	6,848,000	6,455,975
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	9,236,000	8,346,926
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	3,340,000	3,378,176
Mitsubishi UFJ Financial Group, Inc., 2.852%, 1/19/2033	10,269,000	9,568,628
Morgan Stanley, 3.875%, 4/29/2024	5,957,000	6,076,756
Morgan Stanley, 4%, 7/23/2025	2,685,000	2,748,195
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	19,340,000	18,148,006
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	10,273,000	9,633,383
PNC Bank N.A., 2.7%, 10/22/2029	2,565,000	2,462,731
Royal Bank of Canada, 1.15%, 6/10/2025	8,937,000	8,434,208
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	1,315,000	1,303,865
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	17,106,000	15,909,016
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	20,862,000	18,240,434
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	17,236,000	16,750,680
		$ 254,963,995

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.4%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$944,000	$ 869,182
Alcon, Inc., 3.8%, 9/23/2049 (n)	4,513,000	4,205,477
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,389,000	5,869,828
Cigna Corp., 3.2%, 3/15/2040	1,780,000	1,617,968
HCA, Inc., 4.125%, 6/15/2029	6,805,000	6,936,355
HCA, Inc., 5.125%, 6/15/2039	6,696,000	7,220,657
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	4,836,000	5,149,208
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	481,506
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,797,000	3,828,829
		$ 36,179,010
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$5,104,000	$ 4,789,164
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$1,639,000	$ 1,639,756
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	4,259,000	4,694,236
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,840,000	13,455,579
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	3,717,000	3,776,175
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,444,000	4,871,522
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,292,000	2,093,009
		$ 30,530,277
Midstream – 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$5,846,000	$ 5,827,760
Enbridge, Inc., 2.5%, 1/15/2025	3,055,000	3,001,626
Enterprise Products Operating LLC, 4.2%, 1/31/2050	2,536,000	2,516,405
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	7,971,000	7,332,115
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,207,000	5,302,793
ONEOK, Inc., 4.95%, 7/13/2047	7,267,000	7,317,040
Plains All American Pipeline LP, 3.8%, 9/15/2030	6,093,000	5,976,507
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	6,594,000	6,973,578
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,665,000	1,741,203
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,677,000	2,678,015
Targa Resources Corp., 4.2%, 2/01/2033	2,470,000	2,492,537
		$ 51,159,579
Mortgage-Backed – 10.1%
Fannie Mae, 2.73%, 4/01/2023	$576,755	$ 579,185
Fannie Mae, 2.41%, 5/01/2023	874,987	876,752
Fannie Mae, 2.55%, 5/01/2023	821,578	824,002
Fannie Mae, 2.62%, 5/01/2023	574,010	575,971
Fannie Mae, 5.25%, 8/01/2024	885,184	910,001
Fannie Mae, 5%, 3/25/2025 - 3/01/2042	5,090,791	5,463,664

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 2.7%, 7/01/2025	$1,007,000	$ 1,003,298
Fannie Mae, 4.54%, 7/01/2026	901,214	950,338
Fannie Mae, 2.57%, 12/25/2026	3,727,847	3,697,522
Fannie Mae, 3.95%, 1/01/2027	868,970	901,364
Fannie Mae, 3%, 11/01/2028 - 4/01/2052	14,287,142	13,512,975
Fannie Mae, 3.41%, 4/01/2029	3,450,000	3,573,573
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,639,001	1,773,139
Fannie Mae, 2.5%, 11/01/2031	198,604	196,580
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	7,711,131	8,351,409
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	13,246,116	14,053,659
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	4,209,936	4,564,090
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	34,419,941	35,036,137
Fannie Mae, 3.25%, 5/25/2040	305,017	305,933
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	29,797,814	30,300,749
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	980,896	951,219
Fannie Mae, 2.99%, 4/01/2052	4,081,276	4,100,088
Fannie Mae, 3.07%, 4/01/2052	4,675,760	4,749,001
Fannie Mae, 3.1%, 4/01/2052	3,678,466	3,744,276
Fannie Mae, 3.17%, 4/01/2052	3,175,000	3,241,353
Fannie Mae, 3.19%, 4/01/2052	8,271,067	8,303,699
Fannie Mae, UMBS, 2.5%, 7/01/2040 - 3/01/2052	76,112,273	72,945,109
Fannie Mae, UMBS, 1.5%, 2/01/2042	495,183	448,850
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	51,387,797	47,916,191
Fannie Mae, UMBS, 3%, 6/01/2051 - 1/01/2052	14,872,135	14,615,216
Freddie Mac, 2.51%, 11/25/2022	4,694,438	4,711,570
Freddie Mac, 3.111%, 2/25/2023	5,125,089	5,168,831
Freddie Mac, 3.32%, 2/25/2023	1,950,670	1,969,997
Freddie Mac, 3.25%, 4/25/2023	5,935,255	5,993,900
Freddie Mac, 3.06%, 7/25/2023	1,116,000	1,126,808
Freddie Mac, 3.458%, 8/25/2023	2,578,000	2,612,941
Freddie Mac, 0.895%, 4/25/2024 (i)	8,896,063	135,066
Freddie Mac, 0.508%, 7/25/2024 - 8/25/2031 (i)	45,949,904	671,429
Freddie Mac, 0.604%, 7/25/2024 (i)	13,532,311	125,005
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	2,268,392	2,256,869
Freddie Mac, 0.315%, 8/25/2024 (i)	44,106,000	408,126
Freddie Mac, 0.385%, 8/25/2024 (i)	73,034,113	630,628
Freddie Mac, 3.064%, 8/25/2024	2,262,928	2,269,829
Freddie Mac, 0.344%, 10/25/2024 (i)	53,676,627	387,406
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,037,532
Freddie Mac, 0.271%, 11/25/2024 (i)	44,690,000	319,422
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,683,878
Freddie Mac, 3.329%, 5/25/2025	4,623,000	4,694,096
Freddie Mac, 3.01%, 7/25/2025	1,275,000	1,283,899

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.151%, 11/25/2025	$2,984,000	$ 3,021,028
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	20,394,898	20,743,667
Freddie Mac, 0.636%, 6/25/2027 (i)	39,273,000	1,257,718
Freddie Mac, 0.75%, 6/25/2027 (i)	12,629,458	417,723
Freddie Mac, 0.577%, 7/25/2027 (i)	33,842,948	901,925
Freddie Mac, 0.328%, 8/25/2027 (i)	27,934,000	503,572
Freddie Mac, 0.428%, 8/25/2027 (i)	17,815,404	366,285
Freddie Mac, 0.288%, 9/25/2027 - 12/25/2027 (i)	96,654,705	1,507,392
Freddie Mac, 0.196%, 11/25/2027 (i)	47,333,000	553,115
Freddie Mac, 0.327%, 11/25/2027 (i)	29,988,695	501,996
Freddie Mac, 0.244%, 12/25/2027 (i)	29,308,000	422,856
Freddie Mac, 0.368%, 12/25/2027 (i)	51,579,883	961,346
Freddie Mac, 3.65%, 2/25/2028	2,634,000	2,751,428
Freddie Mac, 3.9%, 4/25/2028	4,975,000	5,266,441
Freddie Mac, 3.926%, 7/25/2028	160,692	170,560
Freddie Mac, 2.12%, 6/25/2029	4,219,377	4,012,893
Freddie Mac, 1.09%, 7/25/2029 (i)	856,465	58,106
Freddie Mac, 1.143%, 8/25/2029 (i)	13,383,674	952,872
Freddie Mac, 1.798%, 4/25/2030 (i)	2,500,000	311,100
Freddie Mac, 1.868%, 4/25/2030 (i)	7,819,828	1,008,024
Freddie Mac, 1.662%, 5/25/2030 (i)	4,048,749	472,184
Freddie Mac, 1.796%, 5/25/2030 (i)	8,995,049	1,129,930
Freddie Mac, 1.341%, 6/25/2030 (i)	3,687,431	347,760
Freddie Mac, 1.599%, 8/25/2030 (i)	3,331,192	381,966
Freddie Mac, 1.169%, 9/25/2030 (i)	2,196,896	187,810
Freddie Mac, 1.081%, 11/25/2030 (i)	4,320,889	345,939
Freddie Mac, 0.33%, 1/25/2031 (i)	17,118,477	406,482
Freddie Mac, 0.781%, 1/25/2031 (i)	6,541,106	391,971
Freddie Mac, 0.936%, 1/25/2031 (i)	4,767,487	335,535
Freddie Mac, 0.528%, 3/25/2031 (i)	13,867,318	528,934
Freddie Mac, 0.74%, 3/25/2031 (i)	5,934,811	339,997
Freddie Mac, 1.225%, 5/25/2031 (i)	2,518,959	236,444
Freddie Mac, 0.937%, 7/25/2031 (i)	4,010,843	302,068
Freddie Mac, 0.536%, 9/25/2031 (i)	16,898,337	773,308
Freddie Mac, 0.855%, 9/25/2031 (i)	5,075,984	350,995
Freddie Mac, 0.349%, 11/25/2031 (i)	25,136,487	779,510
Freddie Mac, 0.398%, 12/25/2031 (i)	23,600,379	975,859
Freddie Mac, 0.567%, 12/25/2031 (i)	40,016,231	1,859,458
Freddie Mac, 0.3%, 11/25/2032 (i)	24,802,441	605,403
Freddie Mac, 3%, 2/15/2033 - 2/25/2059	28,616,063	27,353,179
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	1,705,008	1,875,558
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	2,699,467	2,910,527
Freddie Mac, 5.5%, 12/01/2033 - 2/15/2036	1,794,922	1,784,867

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	$757,471	$ 814,428
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	14,792,498	15,109,485
Freddie Mac, UMBS, 5%, 7/01/2035 - 10/01/2035	340,212	367,283
Freddie Mac, UMBS, 6%, 1/01/2036 - 3/01/2036	116,126	124,206
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 3/01/2052	11,804,590	11,316,535
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	69,273,149	64,402,923
Freddie Mac, UMBS, 3%, 7/01/2050 - 1/01/2052	4,443,685	4,368,389
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	1,666,814	1,848,039
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	1,270,343	1,404,129
Ginnie Mae, 4.5%, 7/15/2033 - 7/20/2049	4,869,801	5,143,316
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	426,926	466,968
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	3,436,115	3,596,008
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	9,080,838	9,303,153
Ginnie Mae, 3%, 4/20/2045 - 2/20/2052	21,843,227	21,735,531
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	28,457,232	27,637,850
Ginnie Mae, 2%, 1/20/2052	10,736,161	10,249,110
Ginnie Mae, 0.583%, 2/16/2059 (i)	7,593,390	302,156
Ginnie Mae, TBA, 3.5%, 4/15/2052 - 5/19/2052	39,269,718	39,393,631
Ginnie Mae, TBA, 4%, 4/15/2052 - 5/19/2052	3,104,583	3,157,873
Ginnie Mae, TBA, 3%, 4/21/2052	17,275,000	17,071,884
UMBS, TBA, 3%, 4/18/2037 - 4/25/2052	24,000,000	23,606,531
UMBS, TBA, 2%, 4/25/2037 - 4/25/2052	81,400,000	77,503,676
UMBS, TBA, 2.5%, 4/13/2052 - 5/25/2052	69,250,000	66,023,193
UMBS, TBA, 3.5%, 5/12/2052 - 6/25/2052	10,125,000	10,098,136
UMBS, TBA, 4%, 5/12/2052 - 6/13/2052	4,750,000	4,817,261
		$ 840,180,000
Municipals – 0.3%
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	$8,500,000	$ 9,988,727
New Jersey Turnpike Authority Rev. (Build America Bonds), Taxable, “F”, 7.414%, 1/01/2040	5,815,000	8,470,248
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	4,514,000	4,120,458
		$ 22,579,433
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$4,669,000	$ 4,449,350
NiSource, Inc., 5.65%, 2/01/2045	2,282,000	2,586,418
		$ 7,035,768

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$8,334,000	$ 8,449,467
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	777,000	796,903
		$ 9,246,370
Network & Telecom – 0.4%
AT&T, Inc., 2.75%, 6/01/2031	$6,826,000	$ 6,400,596
AT&T, Inc., 3.65%, 9/15/2059	5,210,000	4,568,819
Verizon Communications, Inc., 2.1%, 3/22/2028	878,000	818,361
Verizon Communications, Inc., 3.15%, 3/22/2030	3,413,000	3,356,601
Verizon Communications, Inc., 2.55%, 3/21/2031	4,203,000	3,904,797
Verizon Communications, Inc., 4.272%, 1/15/2036	4,812,000	5,069,385
Verizon Communications, Inc., 4.812%, 3/15/2039	6,030,000	6,819,181
		$ 30,937,740
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$3,338,000	$ 3,394,097
Phillips 66 Co., 2.15%, 12/15/2030	11,084,000	9,845,031
Valero Energy Corp., 3.65%, 12/01/2051	1,939,000	1,711,203
Valero Energy, Corp., 6.625%, 6/15/2037	6,797,000	8,407,948
		$ 23,358,279
Other Banks & Diversified Financials – 0.4%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$4,730,000	$ 4,807,383
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR - 1 day + 1.146%) to 1/29/2031	9,244,000	8,564,486
Macquarie Group Ltd., 4.442%, 6/21/2033 (n)	19,423,000	19,604,619
		$ 32,976,488
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$3,824,000	$ 3,930,800
Republic Services, Inc., 1.45%, 2/15/2031	3,244,000	2,755,592
		$ 6,686,392
Real Estate - Office – 0.0%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$4,222,000	$ 3,807,611
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$567,000	$ 581,567
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,371,000	5,388,926
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,870,000	1,836,354
		$ 7,806,847

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$6,827,000	$ 6,130,560
Best Buy Co., Inc., 4.45%, 10/01/2028	6,509,000	6,787,818
Home Depot, Inc., 5.95%, 4/01/2041	1,440,000	1,859,754
Home Depot, Inc., 3.9%, 6/15/2047	3,505,000	3,650,839
		$ 18,428,971
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$9,067,000	$ 8,320,484
TJX Cos., Inc., 3.875%, 4/15/2030	1,474,000	1,534,701
		$ 9,855,185
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 3%, 6/15/2023	$2,827,000	$ 2,836,007
American Tower Corp., REIT, 3.6%, 1/15/2028	3,431,000	3,398,121
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	5,228,000	5,196,650
Crown Castle International Corp., REIT, 1.35%, 7/15/2025	2,267,000	2,113,453
Crown Castle International Corp., REIT, 3.65%, 9/01/2027	7,941,000	7,883,362
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	17,162,000	17,029,108
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,192,000	5,655,240
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,223,000	7,307,190
		$ 51,419,131
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$13,867,000	$ 13,896,492
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$5,241,000	$ 6,841,494
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$22,874	$ 23,099
Small Business Administration, 4.77%, 4/01/2024	83,338	84,173
Small Business Administration, 5.18%, 5/01/2024	139,697	142,177
Small Business Administration, 5.52%, 6/01/2024	73,437	74,477
Small Business Administration, 4.99%, 9/01/2024	146,879	147,472
Small Business Administration, 4.95%, 3/01/2025	132,670	132,785
		$ 604,183
U.S. Treasury Obligations – 9.1%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$5,140,000	$ 5,888,914
U.S. Treasury Bonds, 1.375%, 11/15/2040	15,000,000	12,263,086
U.S. Treasury Bonds, 1.75%, 8/15/2041	30,345,000	26,300,580
U.S. Treasury Bonds, 2.875%, 5/15/2043	55,466,000	57,420,310
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,313,000	5,174,779
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	229,294
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	14,874,743

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 3%, 2/15/2048	$22,502,000	$ 24,515,753
U.S. Treasury Bonds, 2.375%, 11/15/2049	151,800,000	148,491,234
U.S. Treasury Bonds, 1.875%, 11/15/2051	9,015,000	7,907,845
U.S. Treasury Bonds, 2.25%, 2/15/2052	5,758,400	5,522,666
U.S. Treasury Notes, 0.5%, 11/30/2023	21,000,000	20,411,836
U.S. Treasury Notes, 1.375%, 1/31/2025 (f)	231,500,000	224,374,141
U.S. Treasury Notes, 0.375%, 11/30/2025	193,700,000	179,081,703
U.S. Treasury Notes, 1.375%, 11/15/2031	29,978,000	27,504,815
		$ 759,961,699
Utilities - Electric Power – 0.6%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	$1,738,000	$ 1,606,254
Duke Energy Corp., 2.65%, 9/01/2026	1,449,000	1,410,262
Duke Energy Progress LLC, 3.45%, 3/15/2029	6,550,000	6,562,894
Enel Finance International N.V., 2.65%, 9/10/2024	2,783,000	2,741,236
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	2,347,645
Evergy, Inc., 2.9%, 9/15/2029	5,207,000	4,976,745
Exelon Corp., 4.05%, 4/15/2030	6,154,000	6,352,374
FirstEnergy Corp., 3.4%, 3/01/2050	3,479,000	2,930,327
Georgia Power Co., 3.7%, 1/30/2050	482,000	447,824
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,141,000	4,227,184
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,958,000	2,754,457
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	4,162,000	4,743,206
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,561,000	1,402,623
Pacific Gas & Electric Co., 3%, 6/15/2028	4,502,000	4,187,523
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,004,000	2,458,494
Xcel Energy, Inc., 3.4%, 6/01/2030	3,122,000	3,116,785
		$ 52,265,833
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$4,317,000	$ 3,850,074
Total Bonds (Identified Cost, $3,381,100,681)		$ 3,273,800,728
Convertible Preferred Stocks – 0.8%
Automotive – 0.2%
Aptiv PLC, 5.5%	122,000	$ 16,649,340
Medical Equipment – 0.4%
Boston Scientific Corp., 5.5%	214,080	$ 24,927,475
Danaher Corp., 4.75%	3,976	8,050,406
		$ 32,977,881

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – continued
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc., 5.25% (a)	16,855	$ 18,930,188
Total Convertible Preferred Stocks (Identified Cost, $54,421,984)		$ 68,557,409
Preferred Stocks – 0.6%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd.	333,080	$ 17,228,173
Consumer Products – 0.4%
Henkel AG & Co. KGaA	544,275	$ 36,451,213
Total Preferred Stocks (Identified Cost, $59,123,684)		$ 53,679,386
Investment Companies (h) – 5.1%
Money Market Funds – 5.1%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $428,204,872)	428,204,872	$ 428,204,872

Other Assets, Less Liabilities – (3.4)%		(288,024,821)
Net Assets – 100.0%		$8,352,530,218

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $428,204,872 and $8,212,350,167, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $645,653,248, representing 7.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 2.191% (LIBOR - 1mo. + 1.75%), 1/15/2037	12/07/21	$6,082,500	$5,998,635
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 1.457% (LIBOR - 1mo. + 1%), 4/25/2038	3/19/21	9,682,230	9,608,868
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 2.256% (LIBOR - 1mo. + 1.8%), 11/25/2036	11/12/21	3,695,000	3,652,555
Total Restricted Securities			$19,260,058
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 3/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	1,957	$265,112,344	June – 2022	$3,311,392
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	282	$59,761,969	June – 2022	$(732,439)
U.S. Treasury Note 5 yr	Long	USD	2,243	257,244,063	June – 2022	(2,280,786)
U.S. Treasury Ultra Bond	Long	USD	284	50,303,500	June – 2022	(1,906,667)
						$(4,919,892)
At March 31, 2022, the fund had liquid securities with an aggregate value of $1,479,000 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 3/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $6,215,209,952)	$8,212,350,167
Investments in affiliated issuers, at value (identified cost, $428,204,872)	428,204,872
Cash	76,488
Restricted cash for MBS/TBA	879,000
Receivables for
Investments sold	25,278
TBA sale commitments	124,339,581
Fund shares sold	8,656,095
Interest and dividends	26,063,242
Other assets	43,492
Total assets	$8,800,638,215
Liabilities
Payables for
Distributions	$611,698
Net daily variation margin on open futures contracts	10,520
Investments purchased	64,306,624
TBA purchase commitments	372,614,132
Fund shares reacquired	8,090,672
Payable to affiliates
Investment adviser	160,881
Administrative services fee	3,100
Shareholder servicing costs	1,817,718
Distribution and service fees	98,075
Program manager fees	111
Payable for independent Trustees' compensation	21,582
Accrued expenses and other liabilities	372,884
Total liabilities	$448,107,997
Net assets	$8,352,530,218
Net assets consist of
Paid-in capital	$6,192,492,785
Total distributable earnings (loss)	2,160,037,433
Net assets	$8,352,530,218
Shares of beneficial interest outstanding	408,115,186

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,160,866,324	252,299,042	$20.46
Class B	67,617,404	3,295,922	20.52
Class C	414,586,424	20,086,890	20.64
Class I	1,010,618,944	49,420,884	20.45
Class R1	9,534,579	466,713	20.43
Class R2	107,499,208	5,233,334	20.54
Class R3	259,130,798	12,655,616	20.48
Class R4	243,027,227	11,865,471	20.48
Class R6	1,039,617,025	50,827,300	20.45
Class 529A	40,032,285	1,964,014	20.38

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $21.71 [100 / 94.25 x $20.46] and $21.62 [100 / 94.25 x $20.38], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 3/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$50,897,760
Interest	34,153,404
Other	525,941
Dividends from affiliated issuers	177,010
Income on securities loaned	672
Foreign taxes withheld	(296,465)
Total investment income	$85,458,322
Expenses
Management fee	$14,937,110
Distribution and service fees	9,970,425
Shareholder servicing costs	3,747,442
Program manager fees	10,230
Administrative services fee	286,314
Independent Trustees' compensation	50,656
Custodian fee	177,647
Shareholder communications	134,092
Audit and tax fees	48,994
Legal fees	22,254
Miscellaneous	192,478
Total expenses	$29,577,642
Fees paid indirectly	(192)
Reduction of expenses by distributor	(21,610)
Net expenses	$29,555,840
Net investment income (loss)	$55,902,482

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$241,829,780
Futures contracts	(3,359,509)
Foreign currency	(28,721)
Net realized gain (loss)	$238,441,550
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(297,193,861)
Futures contracts	(1,608,500)
Translation of assets and liabilities in foreign currencies	(6,433)
Net unrealized gain (loss)	$(298,808,794)
Net realized and unrealized gain (loss)	$(60,367,244)
Change in net assets from operations	$(4,464,762)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21
Change in net assets
From operations
Net investment income (loss)	$55,902,482	$111,186,859
Net realized gain (loss)	238,441,550	634,668,501
Net unrealized gain (loss)	(298,808,794)	666,392,886
Change in net assets from operations	$(4,464,762)	$1,412,248,246
Total distributions to shareholders	$(628,199,570)	$(525,709,005)
Change in net assets from fund share transactions	$497,938,998	$97,080,425
Total change in net assets	$(134,725,334)	$983,619,666
Net assets
At beginning of period	8,487,255,552	7,503,635,886
At end of period	$8,352,530,218	$8,487,255,552
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$22.04	$19.78	$19.42	$19.09	$19.29	$18.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.28	$0.36	$0.41	$0.37	$0.38(c)
Net realized and unrealized gain (loss)	(0.10)	3.36	0.63	0.78	0.53	1.36
Total from investment operations	$0.04	$3.64	$0.99	$1.19	$0.90	$1.74
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.33)	$(0.37)	$(0.39)	$(0.38)	$(0.39)
From net realized gain	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)
Total distributions declared to shareholders	$(1.62)	$(1.38)	$(0.63)	$(0.86)	$(1.10)	$(0.64)
Net asset value, end of period (x)	$20.46	$22.04	$19.78	$19.42	$19.09	$19.29
Total return (%) (r)(s)(t)(x)	(0.08)(n)	19.02	5.21	6.73	4.71	9.78(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.72	0.73	0.73	0.73	0.74(c)
Expenses after expense reductions (f)	0.71(a)	0.72	0.72	0.72	0.72	0.73(c)
Net investment income (loss)	1.27(a)	1.32	1.87	2.20	1.95	2.03(c)
Portfolio turnover	51(n)	112	92	39	33	38
Net assets at end of period (000 omitted)	$5,160,866	$5,207,735	$4,476,559	$4,666,095	$4,838,039	$4,779,558
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$22.10	$19.82	$19.45	$19.12	$19.31	$18.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.12	$0.22	$0.27	$0.23	$0.24(c)
Net realized and unrealized gain (loss)	(0.10)	3.38	0.63	0.77	0.53	1.36
Total from investment operations	$(0.04)	$3.50	$0.85	$1.04	$0.76	$1.60
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.17)	$(0.22)	$(0.24)	$(0.23)	$(0.25)
From net realized gain	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)
Total distributions declared to shareholders	$(1.54)	$(1.22)	$(0.48)	$(0.71)	$(0.95)	$(0.50)
Net asset value, end of period (x)	$20.52	$22.10	$19.82	$19.45	$19.12	$19.31
Total return (%) (r)(s)(t)(x)	(0.46)(n)	18.16	4.44	5.90	3.94	8.94(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.47	1.48	1.48	1.48	1.49(c)
Expenses after expense reductions (f)	1.47(a)	1.47	1.48	1.47	1.48	1.48(c)
Net investment income (loss)	0.51(a)	0.57	1.12	1.44	1.19	1.29(c)
Portfolio turnover	51(n)	112	92	39	33	38
Net assets at end of period (000 omitted)	$67,617	$80,923	$94,906	$124,982	$152,200	$184,889
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$22.23	$19.92	$19.55	$19.21	$19.40	$18.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.12	$0.22	$0.27	$0.23	$0.24(c)
Net realized and unrealized gain (loss)	(0.11)	3.41	0.63	0.78	0.53	1.37
Total from investment operations	$(0.05)	$3.53	$0.85	$1.05	$0.76	$1.61
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.17)	$(0.22)	$(0.24)	$(0.23)	$(0.25)
From net realized gain	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)
Total distributions declared to shareholders	$(1.54)	$(1.22)	$(0.48)	$(0.71)	$(0.95)	$(0.50)
Net asset value, end of period (x)	$20.64	$22.23	$19.92	$19.55	$19.21	$19.40
Total return (%) (r)(s)(t)(x)	(0.50)(n)	18.22	4.41	5.92	3.91	8.95(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.47	1.48	1.48	1.48	1.49(c)
Expenses after expense reductions (f)	1.47(a)	1.47	1.48	1.48	1.48	1.49(c)
Net investment income (loss)	0.52(a)	0.57	1.12	1.44	1.18	1.28(c)
Portfolio turnover	51(n)	112	92	39	33	38
Net assets at end of period (000 omitted)	$414,586	$450,129	$482,340	$602,145	$695,252	$1,054,574
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$22.04	$19.77	$19.41	$19.08	$19.28	$18.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.34	$0.41	$0.45	$0.42	$0.39(c)
Net realized and unrealized gain (loss)	(0.10)	3.37	0.63	0.78	0.52	1.40
Total from investment operations	$0.06	$3.71	$1.04	$1.23	$0.94	$1.79
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.39)	$(0.42)	$(0.43)	$(0.42)	$(0.44)
From net realized gain	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)
Total distributions declared to shareholders	$(1.65)	$(1.44)	$(0.68)	$(0.90)	$(1.14)	$(0.69)
Net asset value, end of period (x)	$20.45	$22.04	$19.77	$19.41	$19.08	$19.28
Total return (%) (r)(s)(t)(x)	(0.00)(n)(w)	19.38	5.47	6.99	4.97	10.06(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47(a)	0.47	0.48	0.48	0.48	0.49(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.52(a)	1.57	2.11	2.44	2.20	2.10(c)
Portfolio turnover	51(n)	112	92	39	33	38
Net assets at end of period (000 omitted)	$1,010,619	$1,008,628	$848,687	$663,464	$662,998	$593,250
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$22.02	$19.75	$19.39	$19.06	$19.26	$18.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.12	$0.22	$0.27	$0.23	$0.24(c)
Net realized and unrealized gain (loss)	(0.11)	3.37	0.63	0.77	0.52	1.35
Total from investment operations	$(0.05)	$3.49	$0.85	$1.04	$0.75	$1.59
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.17)	$(0.23)	$(0.24)	$(0.23)	$(0.25)
From net realized gain	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)
Total distributions declared to shareholders	$(1.54)	$(1.22)	$(0.49)	$(0.71)	$(0.95)	$(0.50)
Net asset value, end of period (x)	$20.43	$22.02	$19.75	$19.39	$19.06	$19.26
Total return (%) (r)(s)(t)(x)	(0.50)(n)	18.20	4.42	5.93	3.93	8.90(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.47	1.48	1.48	1.48	1.49(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.51(a)	0.57	1.12	1.44	1.19	1.28(c)
Portfolio turnover	51(n)	112	92	39	33	38
Net assets at end of period (000 omitted)	$9,535	$10,420	$9,119	$10,508	$12,068	$12,517
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$22.13	$19.85	$19.48	$19.15	$19.34	$18.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.23	$0.31	$0.36	$0.32	$0.33(c)
Net realized and unrealized gain (loss)	(0.11)	3.38	0.64	0.78	0.54	1.36
Total from investment operations	$0.00	$3.61	$0.95	$1.14	$0.86	$1.69
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.28)	$(0.32)	$(0.34)	$(0.33)	$(0.34)
From net realized gain	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)
Total distributions declared to shareholders	$(1.59)	$(1.33)	$(0.58)	$(0.81)	$(1.05)	$(0.59)
Net asset value, end of period (x)	$20.54	$22.13	$19.85	$19.48	$19.15	$19.34
Total return (%) (r)(s)(t)(x)	(0.25)(n)	18.75	4.97	6.43	4.48	9.48(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97(a)	0.97	0.98	0.98	0.98	0.99(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	0.98	0.98	0.99(c)
Net investment income (loss)	1.01(a)	1.07	1.62	1.94	1.69	1.76(c)
Portfolio turnover	51(n)	112	92	39	33	38
Net assets at end of period (000 omitted)	$107,499	$118,257	$125,160	$165,893	$194,859	$229,263
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$22.06	$19.79	$19.43	$19.10	$19.30	$18.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.28	$0.36	$0.41	$0.37	$0.37(c)
Net realized and unrealized gain (loss)	(0.10)	3.37	0.63	0.78	0.53	1.37
Total from investment operations	$0.04	$3.65	$0.99	$1.19	$0.90	$1.74
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.33)	$(0.37)	$(0.39)	$(0.38)	$(0.39)
From net realized gain	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)
Total distributions declared to shareholders	$(1.62)	$(1.38)	$(0.63)	$(0.86)	$(1.10)	$(0.64)
Net asset value, end of period (x)	$20.48	$22.06	$19.79	$19.43	$19.10	$19.30
Total return (%) (r)(s)(t)(x)	(0.08)(n)	19.05	5.20	6.71	4.70	9.77(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.72	0.73	0.73	0.73	0.74(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	0.73	N/A
Net investment income (loss)	1.26(a)	1.32	1.86	2.19	1.94	2.01(c)
Portfolio turnover	51(n)	112	92	39	33	38
Net assets at end of period (000 omitted)	$259,131	$294,584	$284,813	$290,210	$325,625	$331,072
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$22.07	$19.80	$19.44	$19.11	$19.31	$18.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.34	$0.41	$0.46	$0.42	$0.43(c)
Net realized and unrealized gain (loss)	(0.10)	3.37	0.63	0.77	0.52	1.37
Total from investment operations	$0.06	$3.71	$1.04	$1.23	$0.94	$1.80
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.39)	$(0.42)	$(0.43)	$(0.42)	$(0.44)
From net realized gain	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)
Total distributions declared to shareholders	$(1.65)	$(1.44)	$(0.68)	$(0.90)	$(1.14)	$(0.69)
Net asset value, end of period (x)	$20.48	$22.07	$19.80	$19.44	$19.11	$19.31
Total return (%) (r)(s)(t)(x)	(0.00)(n)(w)	19.35	5.47	6.98	4.96	10.10(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47(a)	0.47	0.48	0.48	0.48	0.49(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.52(a)	1.57	2.11	2.45	2.19	2.29(c)
Portfolio turnover	51(n)	112	92	39	33	38
Net assets at end of period (000 omitted)	$243,027	$252,366	$251,641	$236,165	$249,073	$291,662
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$22.04	$19.77	$19.42	$19.09	$19.29	$18.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.35	$0.42	$0.47	$0.44	$0.42(c)
Net realized and unrealized gain (loss)	(0.10)	3.37	0.63	0.78	0.52	1.38
Total from investment operations	$0.07	$3.72	$1.05	$1.25	$0.96	$1.80
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.40)	$(0.44)	$(0.45)	$(0.44)	$(0.45)
From net realized gain	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)
Total distributions declared to shareholders	$(1.66)	$(1.45)	$(0.70)	$(0.92)	$(1.16)	$(0.70)
Net asset value, end of period (x)	$20.45	$22.04	$19.77	$19.42	$19.09	$19.29
Total return (%) (r)(s)(t)(x)	0.04(n)	19.47	5.50	7.07	5.06	10.14(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.39(a)	0.39	0.40	0.40	0.40	0.40(c)
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.60(a)	1.65	2.19	2.52	2.29	2.27(c)
Portfolio turnover	51(n)	112	92	39	33	38
Net assets at end of period (000 omitted)	$1,039,617	$1,023,815	$895,481	$753,666	$632,943	$389,609
See Notes to Financial Statements

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$21.97	$19.72	$19.36	$19.03	$19.24	$18.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.35	$0.40	$0.36	$0.37(c)
Net realized and unrealized gain (loss)	(0.10)	3.35	0.64	0.78	0.52	1.36
Total from investment operations	$0.03	$3.63	$0.99	$1.18	$0.88	$1.73
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.33)	$(0.37)	$(0.38)	$(0.37)	$(0.38)
From net realized gain	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)	(0.25)
Total distributions declared to shareholders	$(1.62)	$(1.38)	$(0.63)	$(0.85)	$(1.09)	$(0.63)
Net asset value, end of period (x)	$20.38	$21.97	$19.72	$19.36	$19.03	$19.24
Total return (%) (r)(s)(t)(x)	(0.14)(n)	18.99	5.19	6.71	4.63	9.77(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.77	0.78	0.78	0.79	0.84(c)
Expenses after expense reductions (f)	0.74(a)	0.74	0.76	0.76	0.77	0.77(c)
Net investment income (loss)	1.25(a)	1.29	1.83	2.16	1.91	1.97(c)
Portfolio turnover	51(n)	112	92	39	33	38
Net assets at end of period (000 omitted)	$40,032	$34,009	$27,080	$26,158	$24,945	$23,275

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In

Notes to Financial Statements (unaudited) - continued
determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining

Notes to Financial Statements (unaudited) - continued
the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,694,526,796	$18,930,188	$—	$4,713,456,984
Switzerland	—	65,626,125	—	65,626,125
Germany	—	50,899,082	—	50,899,082
Taiwan	33,159,268	—	—	33,159,268
Ireland	21,885,179	—	—	21,885,179
France	—	19,844,805	—	19,844,805
South Korea	—	17,228,173	—	17,228,173
United Kingdom	—	16,449,823	—	16,449,823
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	760,565,882	—	760,565,882
Non - U.S. Sovereign Debt	—	10,158,564	—	10,158,564
Municipal Bonds	—	22,579,433	—	22,579,433
U.S. Corporate Bonds	—	856,646,835	—	856,646,835
Residential Mortgage-Backed Securities	—	840,605,413	—	840,605,413
Commercial Mortgage-Backed Securities	—	174,955,920	—	174,955,920
Asset-Backed Securities (including CDOs)	—	283,091,838	—	283,091,838
Foreign Bonds	—	325,196,843	—	325,196,843
Mutual Funds	428,204,872	—	—	428,204,872
Total	$5,177,776,115	$3,462,778,924	$—	$8,640,555,039
Other Financial Instruments
Futures Contracts – Assets	$3,311,392	$—	$—	$3,311,392
Futures Contracts – Liabilities	(4,919,892)	—	—	(4,919,892)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at March 31, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$3,311,392	$(4,919,892)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended March 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(3,359,509)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended March 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(1,608,500)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA

Notes to Financial Statements (unaudited) - continued
Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related

Notes to Financial Statements (unaudited) - continued
securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to

Notes to Financial Statements (unaudited) - continued
cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/21
Ordinary income (including any short-term capital gains)	$130,815,448
Long-term capital gains	394,893,557
Total distributions	$525,709,005

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/22
Cost of investments	$6,676,542,238
Gross appreciation	2,131,741,999
Gross depreciation	(167,729,198)
Net unrealized appreciation (depreciation)	$1,964,012,801
As of 9/30/21
Undistributed ordinary income	32,014,103
Undistributed long-term capital gain	513,697,825
Other temporary differences	(4,329,988)
Net unrealized appreciation (depreciation)	2,251,319,825
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/22	Year ended 9/30/21
Class A	$385,416,015	$314,457,241
Class B	5,372,217	5,472,113
Class C	30,496,200	28,320,585
Class I	76,382,267	61,737,826
Class R1	701,918	562,049
Class R2	8,316,497	7,898,350
Class R3	20,347,379	19,311,267
Class R4	18,476,581	17,160,737
Class R6	79,726,341	68,391,391
Class 529A	2,542,012	1,945,462
Class 529B	43,713	49,722
Class 529C	378,430	402,262
Total	$628,199,570	$525,709,005

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $6.3 billion	0.35%
In excess of $6.3 billion	0.34%
The management fee incurred for the six months ended March 31, 2022 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $213,220 and $3,736 for the six months ended March 31, 2022, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 6,614,697
Class B	0.75%	0.25%	1.00%	1.00%	383,276
Class C	0.75%	0.25%	1.00%	1.00%	2,210,607
Class R1	0.75%	0.25%	1.00%	1.00%	51,162
Class R2	0.25%	0.25%	0.50%	0.50%	288,334
Class R3	—	0.25%	0.25%	0.25%	352,387
Class 529A	—	0.25%	0.25%	0.22%	43,992
Class 529B	0.75%	0.25%	1.00%	0.03%	71
Class 529C	0.75%	0.25%	1.00%	0.99%	25,899
Total Distribution and Service Fees					$9,970,425
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2022, this rebate amounted to $16,754, $69, $43, $4,445, and $299 for Class A, Class B, Class C, Class 529A, and Class 529C, respectively, and is included in the reduction of total

Notes to Financial Statements (unaudited) - continued
expenses in the Statement of Operations. For the six months ended March 31, 2022, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2022, were as follows:
Amount
Class A	$68,269
Class B	15,523
Class C	8,379
Class 529B	—
Class 529C	159
During the six months ended March 31, 2022, to meet the requirements of FINRA Rule 2341, MFD returned $612 of the CDSC collected for Class 529B which had the effect of further reducing the annual effective distribution fee rate for this class by 0.22%.
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2022, were as follows:
Fee
Class 529A	$8,799
Class 529B	136
Class 529C	1,295
Total Program Manager Fees	$10,230
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2022, the fee was $588,799, which equated to 0.0137% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,158,643.

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2022 was equivalent to an annual effective rate of 0.0067% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $588 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2022. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $3,932 at March 31, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $190,146. The sales transactions resulted in net realized gains (losses) of $35,322.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2022, this reimbursement amounted to $41,786, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$3,599,984,419	$3,704,280,701
Non-U.S. Government securities	758,039,879	783,841,128

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/22		Year ended 9/30/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	18,235,827	$392,980,235	35,529,198	$759,881,984
Class B	52,951	1,124,940	46,486	983,047
Class C	1,210,791	26,242,018	2,380,447	51,310,840
Class I	4,523,353	97,292,657	8,858,172	191,141,092
Class R1	46,684	968,384	29,456	627,029
Class R2	740,521	15,554,649	789,919	16,983,114
Class R3	1,104,892	23,360,215	2,862,773	61,700,508
Class R4	820,041	17,536,393	1,730,353	37,112,969
Class R6	6,249,710	135,654,522	15,376,841	327,670,573
Class 529A	405,331	8,399,342	329,670	6,949,344
Class 529B	1,402	30,325	4,078	89,728
Class 529C	13,616	288,832	26,351	563,293
	33,405,119	$719,432,512	67,963,744	$1,455,013,521
Shares issued to shareholders in reinvestment of distributions
Class A	17,039,985	$364,028,068	14,434,166	$296,393,488
Class B	233,654	5,005,399	247,057	5,050,768
Class C	1,341,288	28,906,826	1,297,727	26,675,466
Class I	3,117,871	66,607,005	2,590,417	53,267,913
Class R1	32,904	701,918	27,566	562,049
Class R2	385,220	8,264,466	380,528	7,822,050
Class R3	951,318	20,345,395	939,021	19,285,982
Class R4	798,254	17,078,182	785,493	16,165,395
Class R6	3,471,680	74,168,148	2,947,213	60,642,279
Class 529A	118,496	2,522,754	94,299	1,931,150
Class 529B	2,039	43,713	2,420	49,722
Class 529C	17,529	377,330	19,467	399,533
	27,510,238	$588,049,204	23,765,374	$488,245,795

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/22		Year ended 9/30/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(19,238,215)	$(413,845,064)	(40,066,467)	$(858,849,436)
Class B	(652,356)	(13,925,241)	(1,420,536)	(30,486,053)
Class C	(2,718,158)	(58,736,777)	(7,633,154)	(162,165,756)
Class I	(3,992,515)	(85,861,707)	(8,603,031)	(182,746,361)
Class R1	(86,188)	(1,818,023)	(45,392)	(967,177)
Class R2	(1,236,722)	(26,265,666)	(2,132,728)	(45,729,878)
Class R3	(2,752,982)	(59,213,316)	(4,839,810)	(103,749,396)
Class R4	(1,188,317)	(25,855,157)	(3,790,796)	(81,540,416)
Class R6	(5,344,470)	(115,004,338)	(17,157,352)	(371,245,410)
Class 529A	(107,726)	(2,330,355)	(249,602)	(5,354,059)
Class 529B	(35,627)	(744,598)	(12,318)	(265,047)
Class 529C	(286,953)	(5,942,476)	(146,530)	(3,079,902)
	(37,640,229)	$(809,542,718)	(86,097,716)	$(1,846,178,891)
Net change
Class A	16,037,597	$343,163,239	9,896,897	$197,426,036
Class B	(365,751)	(7,794,902)	(1,126,993)	(24,452,238)
Class C	(166,079)	(3,587,933)	(3,954,980)	(84,179,450)
Class I	3,648,709	78,037,955	2,845,558	61,662,644
Class R1	(6,600)	(147,721)	11,630	221,901
Class R2	(110,981)	(2,446,551)	(962,281)	(20,924,714)
Class R3	(696,772)	(15,507,706)	(1,038,016)	(22,762,906)
Class R4	429,978	8,759,418	(1,274,950)	(28,262,052)
Class R6	4,376,920	94,818,332	1,166,702	17,067,442
Class 529A	416,101	8,591,741	174,367	3,526,435
Class 529B	(32,186)	(670,560)	(5,820)	(125,597)
Class 529C	(255,808)	(5,276,314)	(100,712)	(2,117,076)
	23,275,128	$497,938,998	5,631,402	$97,080,425
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. On December 29, 2021, the fund announced the termination of the fund's Class 529A, Class 529B, and Class 529C shares effective on or about June 9, 2022. In connection with the termination, all sales of Class 529B and Class 529C shares were suspended effective after the close of business on March 18, 2022, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. In addition, effective after the close of business on or about May 13, 2022, all sales and redemptions of Class 529A shares will be suspended in anticipation of a complete redemption of Class 529A shares on or about May 20, 2022. Please see the fund’s prospectus for details.

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2022, the fund’s commitment fee and interest expense were $15,816 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$589,409,208	$958,396,620	$1,119,600,956	$—	$—	$428,204,872

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$177,010	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the

Notes to Financial Statements (unaudited) - continued
transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 13, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 13, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: May 13, 2022

*	Print name and title of each signing officer under his or her signature.